UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

This N-CSR filing is amended to include the Report of Independent Registered Public Accountants.

Item 1. Reports to Stockholders

Integrity Dividend Harvest Fund Class A / IDIVX	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.95%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 19.38%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	19.38	10.96	9.98
Class A with sales charge	13.38	9.83	9.42
S&P 500 TR Index	22.15	15.00	13.15
S&P High Yield Dividend Aristocrats Index	9.55	9.16	10.48

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate @ NAV	2.93%
Beta	0.78
30-Day SEC Yield (IDIVX)	2.44%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class C / IDHCX	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.70%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 18.55%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class C without sales charge	18.55	10.13	9.57
Class C with sales charge	17.55	10.13	9.57
S&P 500 TR Index	22.15	15.00	13.40
S&P High Yield Dividend Aristocrats Index	9.55	9.16	10.46
^Inception Date of 8/3/2015

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate	2.24%
Beta	0.78
30-Day SEC Yield (IDHCX)	1.85%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class I / IDHIX	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.70%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 19.73%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	19.73	11.24	9.97
S&P 500 TR Index	22.15	15.00	14.39
S&P High Yield Dividend Aristocrats Index	9.55	9.16	9.48
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate	3.17%
Beta	0.78
30-Day SEC Yield (IDHIX)	2.82%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class A / APAYX	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class A	$8	0.08%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 14.08%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class A without sales charge	14.08	N/A	13.94
Class A with sales charge	8.33	N/A	9.35
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class C / CPAYX	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class C	$5	0.05%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 14.08%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.
What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class C without sales charge	14.08	N/A	13.95
Class C with sales charge	13.08	N/A	13.95
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class I / IPAYX	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class I	$8	0.08%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 14.04%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	14.04	N/A	13.97
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class A / IGIAX	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 21.66%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	21.66	13.46	11.02
Class A with sales charge	15.57	12.31	10.46
S&P 500 TR Index	22.15	15.00	13.15

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class C / IGIUX	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.99%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 20.75%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class C without sales charge	20.75	12.75	11.04
Class C with sales charge	19.75	12.75	11.04
S&P 500 TR Index	22.15	15.00	13.40
^Inception Date of 8/3/2015

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class I / IGIVX	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 21.95%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	21.95	13.75	13.66
S&P 500 TR Index	22.15	15.00	14.39
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class A / IHFAX	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.99%

How did the Fund perform last year and what affected its performance?
For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 9.78% (net of fees) compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%.

What Factors Influenced performance?
The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.

Positioning (Sector)
Compared to the benchmark on July 31, 2024, the Integrity High Income Fund was overweight in Automotive, Cable Satellite and Consumer Products due to our view of the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2024, the fund’s yield, spread and duration were lower than those of the benchmark.

Performance
Specifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	9.78	3.82	4.24
Class A with sales charge	5.07	2.94	3.79
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	4.65

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class C / IHFCX	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.74%

How did the Fund perform last year and what affected its performance?
For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 8.95% (net of fees) compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%.
What Factors Influenced Performance?
The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.
Positioning (Sector)
Compared to the benchmark on July 31, 2024, the Integrity High Income Fund was overweight in Automotive, Cable Satellite and Consumer Products due to our view of the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2024, the fund’s yield, spread and duration were lower than those of the benchmark.
Performance
Specifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class C without sales charge	8.95	3.08	3.46
Class C with sales charge	7.95	3.08	3.46
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	4.65

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class I / IHFIX	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.74%

How did the Fund perform last year and what affected its performance?
For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 10.06% compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%.

What Factors Influenced performance?
The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.

Positioning (Sector)
Compared to the benchmark on July 31, 2024, the Integrity High Income Fund was overweight in Automotive, Cable Satellite and Consumer Products due to our view of the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2024, the fund’s yield, spread and duration were lower than those of the benchmark.

Performance
Specifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	10.06	4.08	4.97
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	0.95
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	5.16
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class A / ICPAX	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.50%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 10.31%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.
What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	10.31	8.06	-1.49
Class A with sales charge	4.77	6.93	-1.99
S&P 1500 TR Index	21.57	14.41	12.89
S&P 1500 Energy TR Index	9.88	13.61	3.12

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class C / ICPUX	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.00%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 9.82%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class C without sales charge	9.82	7.52	-1.99
Class C with sales charge	8.82	7.52	-1.99
S&P 1500 TR Index	21.57	14.41	12.89
S&P 1500 Energy TR Index	9.88	13.61	3.12

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class I / ICWIX	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.00%

How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 10.96%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	10.96	8.65	4.29
S&P 1500 TR Index	21.57	14.41	14.06
S&P 1500 Energy TR Index	9.88	13.61	8.43
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class A / MDSAX	This shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

How did the Fund perform last year and what affected its performance?
For the 12-month period ended July 31, 2024, the Fund had a total return of 7.49% which outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index which had a total return of 5.35% Fixed income sectors in general benefited from the pivot in Fed policy, when the FOMC indicated in its December 2023 meeting a gradual shift of monetary policy from a “higher for longer” regime to prospective rate cuts. The portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to the total return of the Fund.
What Factors Influenced Performance?
The spread of Agency mortgage-backed securities over Treasuries tightened significantly from the wide levels that prevailed during the Fed hiking campaign. A higher overall yield also improved the income return of the portfolio. Short duration Agency mortgage-backed securities backed by loans originated post the COVID pandemic contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 62 basis points over the 12-month period, while the 10-year Treasury yields was higher by 7bps.
Positioning (Sector)
The portfolio continues to overweight Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the benchmark which should be a benefit if short maturity Treasury yields decline.
Performance
Income and positive price return each contributed about half of the total return over the 12-month period. The portfolio yield also exceeded that of the benchmark over the 12-month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class A without sales charge	7.49	N/A	0.58
Class A with sales charge	5.32	N/A	0.13
Bloomberg U.S. Aggregate Bond Index	5.10	N/A	-0.39
ICE BofA 1-3 Year U.S. Treasury Index	5.35	N/A	1.16
^Inception Date of 1/17/2020

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$16.9
Number of Holdings	121
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	57%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Mortgage Backed Securities	96.1	Ginnie Mae II Pool, 6.500% 04/20/54	3.45
U.S. Government Note/Bonds	2.8	Fannie Mae Pool, 5.500% 05/01/53	2.67
Cash Equivalents and Other	1.1	Freddie Mac REMICS, Variable Rate 02/15/42	2.46
		Fannie Mae Pool, 6.000% 01/01/53	2.41
		Freddie Mac Pool, 5.500% 01/01/53	2.40
		Fannie Mae Pool, 6.000% 01/01/43	2.34
		Freddie Mac Pool, 6.000% 02/01/43	2.25
		Freddie Mac Pool, 6.500% 10/01/2053	2.19
		Ginnie Mae II Pool, 7.000% 02/20/54	2.08
		Freddie Mac REMICS, Variable Rate 07/15/32	2.07

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class I / MDSIX	This shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

How did the Fund perform last year and what affected its performance?
For the 12-month period ended July 31, 2024, the Fund had a total return of 7.75% which outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index which had a total return of 5.35% Fixed income sectors in general benefited from the pivot in Fed policy, when the FOMC indicated in its December 2023 meeting a gradual shift of monetary policy from a “higher for longer” regime to prospective rate cuts. The portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to the total return of the Fund.

What Factors Influenced performance?
The spread of Agency mortgage-backed securities over Treasuries tightened significantly from the wide levels that prevailed during the Fed hiking campaign. A higher overall yield also improved the income return of the portfolio. Short duration Agency mortgage-backed securities backed by loans originated post the COVID pandemic contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 62 basis points over the 12-month period, while the 10-year Treasury yields was higher by 7bps.

Positioning (Sector)
The portfolio continues to overweight Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the benchmark which should be a benefit if short maturity Treasury yields decline.

Performance
Income and positive price return each contributed about half of the total return over the 12-month period. The portfolio yield also exceeded that of the benchmark over the 12-month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class I	7.75	0.99	1.18
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
ICE BofA 1-3 Year U.S. Treasury Index	5.35	1.31	1.26

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$16.9
Number of Holdings	121
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	57%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Mortgage Backed Securities	96.1	Ginnie Mae II Pool, 6.500% 04/20/54	3.45
U.S. Government Note/Bonds	2.8	Fannie Mae Pool, 5.500% 05/01/53	2.67
Cash Equivalents and Other	1.1	Freddie Mac REMICS, Variable Rate 02/15/42	2.46
		Fannie Mae Pool, 6.000% 01/01/53	2.41
		Freddie Mac Pool, 5.500% 01/01/53	2.40
		Fannie Mae Pool, 6.000% 01/01/43	2.34
		Freddie Mac Pool, 6.000% 02/01/43	2.25
		Freddie Mac Pool, 6.500% 10/01/2053	2.19
		Ginnie Mae II Pool, 7.000% 02/20/54	2.08
		Freddie Mac REMICS, Variable Rate 07/15/32	2.07

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics

As of the end of the period covered by this report, The Integrity Funds (herein referred to as the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $107,063 for the year ended July 31, 2024 and $102,552 for the year ended July 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2024 and $0 for the year ended July 31, 2023.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,275 for the year ended July 31, 2024 and $15,275 for the year ended July 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)	Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Integrity Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Integrity Funds comprising the funds listed below (the “Funds”) as of July 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Integrity Dividend Harvest Fund, Integrity Growth & Income Fund, Integrity High Income Fund, and Integrity Mid-North American Resources Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, 2021, and 2020

Integrity Short Term Government Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, and 2021, the two months ended July 31, 2020, and the year ended May 31, 2020

Integrity Dividend Summit Fund	For the year ended July 31, 2024	For the year ended July 31, 2024 and the period from May 1, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 27, 2024

The Integrity Funds | July 31, 2024

Integrity Dividend Harvest Fund

		Fair
	Shares	Value
COMMON STOCKS (95.8%)

Communication Services (3.0%)
BCE Inc	150,000	$5,059,500
Verizon Communications Inc	156,000	6,321,120
		11,380,620
Consumer Discretionary (5.1%)
Genuine Parts Co	20,000	2,942,200
Home Depot Inc/The	17,000	6,258,720
McDonald's Corp	20,000	5,308,000
Starbucks Corp	60,000	4,677,000
		19,185,920
Consumer Staples (14.8%)
Altria Group Inc	170,000	8,331,700
Coca Cola Co/The	50,000	3,337,000
Kenvue Inc	280,000	5,177,200
Kimberly Clark Corp	50,000	6,752,500
PepsiCo Inc	50,000	8,633,500
Philip Morris International Inc	90,000	10,364,400
Procter & Gamble Co/The	18,000	2,893,680
Target Corp	27,000	4,061,070
British American Tobacco PLC ADR	176,000	6,272,640
		55,823,690
Energy (8.8%)
Chevron Corp	58,000	9,307,260
Devon Energy Corp	118,000	5,549,540
Enbridge Inc	180,000	6,735,600
Permian Resources Corp	360,000	5,522,400
TransCanada Corp	145,000	6,149,450
		33,264,250
Financials (12.7%)
Bank of America Corp	150,000	6,046,500
BlackRock Inc	12,000	10,518,000
JPMorgan Chase & Co	30,000	6,384,000
Morgan Stanley	100,000	10,321,000
Old Republic International Corp	120,000	4,154,400
Prudential Financial Inc	81,000	10,150,920
		47,574,820
Health Care (13.3%)
AbbVie Inc	142,000	26,315,440
Bristol Myers Squibb Co	10,000	475,600
CVS Health Corp	45,000	2,714,850
Merck & Co Inc	61,000	6,900,930
Pfizer Inc	330,000	10,078,200
UnitedHealth Group Inc	6,000	3,456,960
		49,941,980
Industrials (5.2%)
Illinois Tool Works Inc	14,000	3,461,920
Lockheed Martin Corp	12,000	6,503,040
Paychex Inc	39,000	4,992,780
United Parcel Service Inc	35,000	4,562,950
		19,520,690
Information Technology (16.5%)
Broadcom Inc	162,000	26,030,160
Corning Inc	230,000	9,202,300
International Business Machines Corp	22,000	4,227,080
QUALCOMM Inc	45,000	8,142,750
Skyworks Solutions Inc	55,000	6,249,100
Texas Instruments Inc	41,000	8,356,210
		62,207,600
Materials (1.3%)
Air Products & Chemicals Inc	18,000	4,749,300
		4,749,300
Utilities (15.1%)
AES Corp/The	200,000	3,558,000
American Electric Power Co Inc	144,000	14,129,280
CMS Energy Corp	60,000	3,888,000
Entergy Corp	85,000	9,857,450
NextEra Energy Inc	233,000	17,798,870
Xcel Energy Inc	130,000	7,576,400
		56,808,000

TOTAL INVESTMENTS (Cost $296,697,175)		$360,456,870

OTHER ASSETS LESS LIABILITIES (4.2%)		$15,921,408

NET ASSETS (100.0%)		$376,378,278

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Integrity Dividend Summit Fund

		Fair
	Shares	Value
COMMON STOCKS (98.0%)

Communication Services (18.3%)
AT&T Inc	19,000	$365,750
BCE Inc	6,000	202,380
Verizon Communications Inc	7,000	283,640
		851,770
Consumer Discretionary (6.9%)
Best Buy Co Inc	2,000	173,040
Wendy's Co/The	5,000	84,650
Whirlpool Corp	600	61,182
		318,872
Consumer Staples (13.8%)
Altria Group Inc	5,250	257,303
Philip Morris International Inc	1,500	172,740
Walgreens Boots Alliance Inc	4,300	51,041
British American Tobacco PLC ADR	4,500	160,380
		641,464
Energy (18.3%)
Berry Corp	5,000	34,300
Civitas Resources Inc	900	62,784
Enbridge Inc	4,500	168,390
Oasis Petroleum Inc	600	102,996
Pembina Pipeline Corp	1,400	54,236
Permian Resources Corp	7,300	111,982
TransCanada Corp	7,400	313,834
		848,522
Financials (8.7%)
Citizens Financial Group Inc	2,000	85,340
PNC Financial Services Group Inc/The	300	54,330
T Rowe Price Group Inc	600	68,526
Prudential Financial Inc	500	62,660
Regions Financial Corp	1,300	29,081
US Bancorp	2,340	105,019
		404,956
Health Care (9.8%)
AbbVie Inc	500	92,660
Bristol Myers Squibb Co	1,200	57,072
Pfizer Inc	10,000	305,400
		455,132
Industrials (1.1%)
United Parcel Service Inc	400	52,148
		52,148
Information Technology (4.6%)
Broadcom Inc	100	16,068
International Business Machines Corp	200	38,428
Seagate Technology PLC	740	75,606
United Microelectronics Corp	10,000	83,700
		213,802
Materials (7.0%)
Dow Inc	2,000	108,940
LyondellBasell Industries NV	300	29,838
BHP Group Ltd	580	32,207
Rio Tinto PLC	2,400	156,384
		327,369
Utilities (9.5%)
AES Corp/The	8,000	142,320
Dominion Resources Inc/VA	700	37,422
Duke Energy Corp	300	32,781
Entergy Corp	600	69,582
Exelon Corp	500	18,600
Xcel Energy Inc	2,400	139,872
		440,577

TOTAL COMMON STOCKS (COST: $4,317,605)		$4,554,612

OTHER ASSETS LESS LIABILITIES (2.0%)		$93,818

NET ASSETS (100.0%)		$4,648,430

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Integrity Growth & Income Fund

		Fair
	Shares	Value
COMMON STOCKS (96.2%)

Communication Services (1.2%)
AT&T Inc	65,000	$1,251,250
		1,251,250
Consumer Discretionary (7.6%)
Home Depot Inc/The	6,000	2,208,960
Lowe's Cos Inc	10,000	2,455,100
Starbucks Corp	40,000	3,118,000
		7,782,060
Consumer Staples (7.3%)
Kimberly Clark Corp	21,000	2,836,050
PepsiCo Inc	11,000	1,899,370
Target Corp	18,000	2,707,380
		7,442,800
Energy (1.1%)
Kinder Morgan Inc/DE	50,000	1,056,500
		1,056,500
Financials (17.5%)
Bank of America Corp	30,000	1,209,300
BlackRock Inc	3,000	2,629,500
JPMorgan Chase & Co	12,000	2,553,600
Mastercard Inc	7,000	3,245,970
PNC Financial Services Group Inc/The	10,000	1,811,000
S&P Global Inc	5,000	2,423,650
Visa Inc	15,000	3,985,050
		17,858,070
Health Care (6.5%)
*Edwards Lifesciences Corp	20,000	1,261,000
Thermo Fisher Scientific Inc	5,000	3,066,700
UnitedHealth Group Inc	4,000	2,304,640
		6,632,340
Industrials (11.5%)
Caterpillar Inc	4,000	1,384,800
Deere & Co	5,000	1,859,900
FedEx Corp	7,000	2,115,750
Waste Management Inc	13,000	2,634,580
Trane Technologies PLC	11,000	3,677,080
		11,672,110
Information Technology (35.8%)
*Advanced Micro Devices Inc	17,000	2,456,160
Apple Inc	21,000	4,663,680
Cisco Systems Inc	45,000	2,180,250
*Cloudflare Inc	21,000	1,627,500
Intuit Inc	5,000	3,236,750
KLA Tencor Corp	6,000	4,938,420
Lam Research Corp	4,000	3,684,960
Microsoft Corp	6,000	2,510,100
NVIDIA Corp	65,000	7,606,300
QUALCOMM Inc	20,000	3,619,000
		36,523,120
Materials (2.9%)
Air Products & Chemicals Inc	11,000	2,902,350
		2,902,350
Utilities (4.8%)
Exelon Corp	60,000	2,232,000
NextEra Energy Inc	35,000	2,673,650
		4,905,650

TOTAL INVESTMENTS (Cost $51,442,460)		$98,026,250

OTHER ASSETS LESS LIABILITIES (3.8%)		$3,890,479

NET ASSETS (100.0%)		$101,916,729

* Non-income producing

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Integrity High Income Fund

	Principal	Fair
	Amount	Value
CORPORATE BONDS (93.8%)
Communication Services (14.5%)
Altice France SA/France - 144A 5.500% 01/15/2028 Callable @ 100.000 09/15/2024	200,000	$146,121
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 101.063 12/01/2024	75,000	66,871
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 101.531 12/01/2024	17,000	14,078
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	25,000	20,933
*CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	308,000	261,805
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	490,000	428,792
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	470,000	420,304
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 100.833 08/01/2024	394,000	374,758
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 101.791 06/01/2025	185,000	172,808
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 101.656 08/01/2024	30,000	15,775
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 101.313 07/15/2025	45,000	43,512
Cinemark USA Inc - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	20,000	20,364
Clear Channel Outdoor Holdings Inc - 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	30,000	31,861
CSC Holdings LLC - 144A 5.750% 01/15/2030 Callable @ 102.875 01/15/2025	200,000	80,609
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 102.167 02/01/2025	400,000	307,998
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 102.938 08/15/2024	237,000	228,360
DISH Network Corp 3.375% 08/15/2026	73,000	44,341
*DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	237,000	237,126
(3)(4) Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 100.000 05/01/2025	130,000	5,200
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	13,272
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 101.250 05/01/2025	195,000	187,514
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 101.469 10/15/2024	4,000	3,962
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 101.688 05/01/2025	9,000	8,505
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	24,356
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	49,000	51,362
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 101.500 11/01/2024	37,000	35,934
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	28,191
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 100.000 05/15/2025	77,000	74,531
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	163,000	108,068
Gray Television Inc - 144A 10.500% 07/15/2029 Callable @ 105.250 07/15/2026	125,000	130,397
iHeartCommunications Inc 6.375% 05/01/2026	229,731	194,250
iHeartCommunications Inc 8.375% 05/01/2027	244,489	99,797
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 100.000 08/15/2024	170,000	111,255
*Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	365,000	346,966
Level 3 Financing Inc - 144A 3.875% 10/15/2030 Callable @ 101.813 03/22/2025	39,000	25,107
Level 3 Financing Inc - 144A 4.500% 04/01/2030 Callable @ 102.125 03/22/2026	45,000	30,063
Level 3 Financing Inc - 144A 4.875% 06/15/2029 Callable @ 102.313 03/22/2026	100,000	70,500
Level 3 Financing Inc - 144A 11.000% 11/15/2029 Callable @ 105.500 03/22/2027	25,000	26,467
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 101.875 01/15/2025	47,000	44,223
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 101.188 10/15/2024	160,000	155,086
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	34,000	33,858
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026	70,000	69,305
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027	283,000	286,084
Lumen Tech Inc - 144A 4.500% 01/15/2029 Callable @ 101.125 01/15/2025	40,000	17,357
Lumen Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 100.000 02/15/2025	140,250	102,733
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	140,250	98,876
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	137,987	97,281
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	70,000	30,522
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	80,000	76,929
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	103,000	96,907
News Corp - 144A 3.875% 05/15/2029	92,000	85,045
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	37,985
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 101.188 11/01/2024	251,000	230,720
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 100.000 07/15/2025	164,000	158,937
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.250% 01/15/2029 Callable @ 101.063 01/15/2025	8,000	7,414
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.625% 03/15/2030 Callable @ 102.313 03/15/2025	35,000	32,158
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 100.000 08/15/2024	17,000	16,591
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	32,000	33,472
SBA Communications Corp 3.125% 02/01/2029 Callable @ 100.781 02/01/2025	58,000	52,473
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 100.000 07/15/2025	55,000	37,938
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	65,000	45,129
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	58,481
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 101.000 07/15/2025	141,000	129,254
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 101.833 07/01/2025	229,000	218,633
TEGNA Inc 5.000% 09/15/2029 Callable @ 102.500 09/15/2024	40,000	36,426
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	11,668
United States Cellular Corp 6.700% 12/15/2033	75,000	80,340
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	111,000	106,638
Univision Communications Inc - 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	76,000	76,380
		$7,056,956

Consumer Discretionary (19.7%)
Acushnet Co - 144A 7.375% 10/15/2028 Callable @ 103.688 10/15/2025	19,000	19,812
Adient Global Holdings Ltd - 144A 7.000% 04/15/2028 Callable @ 103.500 04/15/2025	3,000	3,066
Adient Global Holdings Ltd - 144A 8.250% 04/15/2031 Callable @ 104.125 04/16/2026	77,000	80,911
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026	2,000	1,997
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 101.958 06/01/2025	109,000	109,159
Amer Sports Co - 144A 6.750% 02/16/2031 Callable @ 103.375 02/16/2027	75,000	74,484
American Axle & Manufacturing Inc 6.250% 03/15/2026	9,000	8,933
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 100.000 04/01/2025	83,000	83,186
American Axle & Manufacturing Inc 6.875% 07/01/2028	106,000	105,891
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 100.834 02/01/2025	140,000	136,625
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 100.000 03/01/2025	77,000	73,647
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	10,324
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	125,000	116,787
Bath & Body Works Inc - 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,281
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	86,000	81,423
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	84,000	78,047
Caesars Entertainment Inc - 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	54,659
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 100.000 07/01/2025	130,000	132,826
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	69,000	65,285
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	76,000	75,626
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	29,000	28,932
Carnival Corp - 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,257
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	184,000	198,897
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	173,000	168,127
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025	136,000	134,987
Cedar Fair LP 5.250% 07/15/2029 Callable @ 101.750 07/15/2025	40,000	38,959
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 5.375% 04/15/2027 Callable @ 100.000 04/15/2025	40,000	39,842
Clarios Global LP - 144A 6.750% 05/15/2025	60,000	60,023
Clarios Global LP / Clarios US Finance Co - 144A 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	58,051
*Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027	164,000	165,178
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 101.875 06/01/2025	93,000	79,710
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 101.938 04/15/2025	189,000	167,013
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 100.000 08/15/2024	226,000	218,954
(5) Cooper- 144A Standard Automotive Inc - 5.625% (10.625% PIK) 05/15/2027 Callable @ 102.810 01/31/2025	180,842	142,784
(5) Cooper- 144A Standard Automotive Inc - 13.500% (4.500% PIK) 03/31/2027 Callable @ 104.500 01/31/2025	300,715	324,837
Dana Inc 5.625% 06/15/2028 Callable @ 100.000 06/15/2025	67,000	65,162
*DISH DBS Corp 5.875% 11/15/2024	536,000	499,834
DISH DBS Corp 7.750% 07/01/2026	193,000	124,726
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	286,318
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	47,720
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	96,378
EMRLD Borrower LP / Emerald Co- 144A Issuer Inc - 6.750% 07/15/2031 Callable @ 103.375 07/15/2027	26,000	26,520
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	103,000	89,917
Garda World Security Corp - 144A 4.625% 02/15/2027 Callable @ 100.000 02/15/2025	30,000	28,884
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 101.500 06/01/2025	59,000	54,667
Garda World Security Corp - 144A 8.250% 08/01/2032 Callable @ 104.125 08/01/2027	60,000	60,088
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 100.000 11/01/2024	85,000	85,539
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,910
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	121,000	113,991
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	28,923
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	70,000	65,350
Group 1 Automotive Inc - 144A 6.375% 01/15/2030 Callable @ 103.188 07/15/2026	26,000	26,263
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	34,315
Hanesbrands Inc - 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	26,462
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	37,954
Hilton Domestic Operating Co Inc - 144A 5.875% 04/01/2029 Callable @ 102.938 04/01/2026	27,000	27,186
Hilton Domestic Operating Co Inc - 144A 6.125% 04/01/2032 Callable @ 103.063 04/01/2027	27,000	27,275
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 100.000 04/01/2025	73,000	72,080
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	9,379
L Brands Inc 6.750% 07/01/2036	35,000	35,028
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 101.125 06/15/2025	21,000	19,531
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 101.469 12/15/2024	68,000	68,370
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	37,537
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,745
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,721
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	41,578
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	85,000	84,342
*MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	195,000	194,467
MGM Resorts International 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	52,000	52,162
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	148,000	147,491
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	61,971
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	35,000	35,008
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	29,000	29,114
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 100.000 04/01/2025	180,000	180,673
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,818
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026	172,000	171,811
* PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 101.188 02/15/2025	250,000	234,481
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 102.375 10/01/2024	72,000	73,928
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	112,000	74,497
Resideo Funding Inc - 144A 6.500% 07/15/2032 Callable @ 103.250 07/15/2027	64,000	63,976
# Royal Caribbean Cruises Ltd - 144A 6.000% 02/01/2033 Callable @ 103.000 08/01/2027	63,000	63,373
Royal Caribbean Cruises Ltd - 144A 6.250% 03/15/2032 Callable @ 103.125 03/15/2027	48,000	48,905
Royal Caribbean Cruises Ltd - 144A 7.250% 01/15/2030 Callable @ 103.625 12/15/2025	47,000	49,257
Royal Caribbean Cruises Ltd - 144A 8.250% 01/15/2029 Callable @ 104.125 04/01/2025	63,000	66,658
Royal Caribbean Cruises Ltd - 144A 9.250% 01/15/2029 Callable @ 104.625 04/01/2025	63,000	67,340
* Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 101.188 10/15/2024	175,000	169,876
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	72,000	63,572
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	17,103
(5) Shutterfly Finance LLC - 144A 8.500% (4.250% PIK) 10/01/2027 Callable @ 100.000 06/09/2025	178,179	150,734
Shutterfly Finance LLC - 144A 9.750% 10/01/2027 Callable @ 100.000 06/09/2025	20,730	20,808
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 100.833 08/01/2024	161,000	155,562
Six Flags Entertainment Corp - 144A 6.625% 05/01/2032 Callable @ 103.313 05/01/2027	52,000	53,426
Six Flags Entertainment Corp - 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	15,000	15,479
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025	35,000	35,014
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	107,000	97,776
Staples Inc - 144A 10.750% 09/01/2029 Callable @ 105.375 09/01/2026	185,000	179,274
Staples Inc - 144A 12.750% 01/15/2030 Callable @ 106.375 06/15/2027	87,863	68,249
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 100.000 02/15/2025	145,000	137,594
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 101.500 03/15/2025	56,000	52,045
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	29,255
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	149,000	135,908
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	63,657
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 101.188 02/15/2025	15,000	14,363
Vail Resorts Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	38,000	38,848
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	90,000	86,488
VICI Properties LP / VICI Note Co Inc - 144A 4.250% 12/01/2026 Callable @ 100.000 12/01/2024	113,000	110,173
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	113,606
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 100.000 04/15/2025	100,000	99,414
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 101.125 03/15/2025	144,000	143,262
Wand NewCo 3 Inc - 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	49,017
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 101.625 09/15/2024	49,000	46,599
William Carter Co/The - 144A 5.625% 03/15/2027	85,000	84,061
Wrangler Holdco Corp - 144A 6.625% 04/01/2032 Callable @ 103.313 04/01/2027	24,000	24,090
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,499
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	213,000	204,871
		$9,563,766
Consumer Staples (4.0%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 100.000 09/15/2024	33,000	31,880
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 100.875 09/15/2024	122,000	110,849
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 101.156 01/15/2025	130,000	126,643
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	28,651
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 101.469 08/15/2024	81,000	80,342
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	44,242
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 100.854 01/01/2025	183,000	178,493
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,108
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 100.000 04/15/2025	47,000	46,498
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 101.031 04/01/2025	25,000	23,196
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 100.000 06/01/2025	135,000	132,322
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 101.094 09/30/2024	83,000	76,594
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 100.000 06/15/2025	259,000	245,545
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	32,000	32,162
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	10,000	9,562
+^(3) ESC CB11A High Ridge DTD 3/22/2017 8.875% 3/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	84,000	76,645
Performance Food Group Inc - 144A 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	85,000	78,618
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 100.000 10/15/2024	95,000	93,580
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	70,000	65,194
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	39,000	37,810
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 100.938 12/01/2024	122,000	120,581
Post Holdings Inc - 144A 6.250% 02/15/2032 Callable @ 103.125 02/15/2027	26,000	26,326
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 101.000 10/15/2024	173,000	163,343
+^(3)(4) Rite Aid Corp - 144A 7.500% 07/01/2025	104,000	10
*+^(3)(4) Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 100.000 01/15/2025	175,000	17
+^(5) RITE AID CORP - 144A 8.000% (8.000% PIK) 10/18/2024	79,094	42,553
+^(5) RITE AID CORP - 144A TSOFR Quarterly Rate + 7.000% (TSOFR Quarterly Rate + 7.000% PIK) 10/18/2024	26,932	76,541
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	5,000	4,189
US Foods Inc - 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,638
		$1,984,132
Energy (13.2%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	91,000	88,902
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	90,000	89,273
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 03/01/2025	5,000	4,982
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 102.542 02/01/2025	46,000	47,519
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 102.094 01/15/2025	79,000	81,402
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 100.000 04/01/2025	75,000	75,282
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 7.000% 11/01/2026 Callable @ 100.000 11/01/2024	78,000	78,064
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 8.250% 12/31/2028 Callable @ 102.063 02/01/2025	15,000	15,398
Baytex Energy Corp - 144A 7.375% 03/15/2032 Callable @ 103.688 03/15/2027	52,000	53,098
Baytex Energy Corp - 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	100,000	105,483
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026	35,000	34,995
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.000% 07/15/2029 Callable @ 103.500 07/15/2026	30,000	30,817
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.250% 07/15/2032 Callable @ 103.625 07/15/2027	22,000	22,896
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	38,567
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,099
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	78,000	76,964
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,054
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 100.000 02/01/2025	103,000	103,240
(3) ESC CB Chesapeake Energy Corp DTD 10/5/2016 5.500% 9/15/2026	15,000	225
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 100.000 02/05/2025	25,000	24,837
Civitas Resources Inc - 144A 8.375% 07/01/2028 Callable @ 104.188 07/01/2025	94,000	98,670
Civitas Resources Inc - 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	59,000	63,700
Civitas Resources Inc - 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	60,221
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	14,657
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2025	31,000	30,668
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	41,263
Comstock Resources Inc - 144A 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	46,000	42,669
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 102.250 03/01/2025	161,000	156,014
Crescent Energy Finance LLC - 144A 7.375% 01/15/2033 Callable @ 103.688 07/15/2027	45,000	45,652
Crescent Energy Finance LLC - 144A 7.625% 04/01/2032 Callable @ 103.813 04/01/2027	46,000	47,153
Crescent Energy Finance LLC - 144A 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	119,000	125,495
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	26,393
Diamond Foreign Asset Co / Diamond Finance LLC - 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	72,000	76,649
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 101.031 06/15/2025	100,000	93,393
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	33,181
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 102.125 05/01/2025	120,000	122,920
Encino Acquisition Partners Holdings LLC - 144A 8.750% 05/01/2031 Callable @ 104.375 05/01/2027	45,000	47,262
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,936
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	24,972
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,692
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	45,776
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,975
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	42,098
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	50,983
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	23,000	22,992
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	25,479
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 101.875 06/01/2025	65,000	66,769
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	38,825
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 101.188 10/15/2024	168,000	155,491
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 101.938 02/01/2025	71,000	72,003
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 05/15/2032 Callable @ 103.938 05/15/2027	30,000	30,599
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	38,000	38,856
Genesis Energy LP / Genesis Energy Finance Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2026	19,000	19,764
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	38,000	40,217
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 101.406 06/01/2025	90,000	86,527
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	50,378
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 100.000 05/17/2025	25,000	25,331
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 100.000 05/17/2025	140,000	141,853
Harvest Midstream I LP - 144A 7.500% 05/15/2032 Callable @ 103.750 05/15/2027	35,000	36,033
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026	25,000	24,851
Hess Midstream Operations LP - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	43,633
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 100.854 06/15/2025	55,000	53,539
Hess Midstream Operations LP - 144A 6.500% 06/01/2029 Callable @ 103.250 06/01/2026	38,000	38,739
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	28,381
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	22,363
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 11/01/2028 Callable @ 102.083 11/01/2024	3,000	2,997
Howard Midstream Energy Partners LLC - 144A 7.375% 07/15/2032 Callable @ 103.688 07/15/2027	30,000	30,906
Howard Midstream Energy Partners LLC - 144A 8.875% 07/15/2028 Callable @ 100.000 07/15/2025	60,000	63,831
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	34,640
Kinetik Holdings LP - 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	13,000	13,257
Kodiak Gas Services LLC - 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	43,202
Matador Resources Co - 144A 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	38,000	38,181
NGL Energy Partners LP - 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	44,583
NGL Energy Partners LP - 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	47,008
Northriver Midstream Finance LP - 144A 6.750% 07/15/2032 Callable @ 103.375 07/15/2027	33,000	33,164
NRG Energy Inc 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	48,000	47,656
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,484
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 101.750 06/15/2025	84,000	81,451
NuStar Logistics LP 5.625% 04/28/2027	30,000	29,831
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,999
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	50,051
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	76,000	77,530
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 100.000 06/01/2025	106,000	106,455
#Permian Resources Operating LLC - 144A 6.250% 02/01/2033 Callable @ 103.125 08/01/2027	42,000	42,254
Permian Resources Operating LLC - 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	54,000	55,897
Permian Resources Operating LLC - 144A 8.000% 04/15/2027 Callable @ 102.000 04/15/2025	40,000	41,283
Permian Resources Operating LLC - 144A 9.875% 07/15/2031 Callable @ 104.938 07/15/2026	105,000	117,099
Prairie Acquiror LP - 144A 9.000% 08/01/2029 Callable @ 104.500 02/01/2026	27,000	27,830
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	18,000	17,995
Precision Drilling Corp - 144A 7.125% 01/15/2026	61,000	61,065
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	75,000	74,517
Range Resources Corp 8.250% 01/15/2029 Callable @ 102.750 01/15/2025	70,000	72,708
SM Energy Co 5.625% 06/01/2025	5,000	4,997
SM Energy Co 6.500% 07/15/2028 Callable @ 101.625 07/15/2025	31,000	30,894
SM Energy Co 6.625% 01/15/2027 Callable @ 100.000 01/15/2025	50,000	50,010
SM Energy Co 6.750% 09/15/2026 Callable @ 100.000 09/15/2024	110,000	110,022
SM Energy Co - 144A 6.750% 08/01/2029 Callable @ 103.375 08/01/2026	45,000	45,313
SM Energy Co - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	38,000	38,401
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	12,000	11,209
Southwestern Energy Co 5.375% 02/01/2029 Callable @ 101.344 02/01/2025	6,000	5,876
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	77,000	75,013
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 102.792 09/15/2024	25,000	25,818
Sunoco LP - 144A 7.000% 05/01/2029 Callable @ 103.500 05/01/2026	25,000	25,739
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	65,000	60,658
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 101.500 05/15/2025	114,000	107,718
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 100.917 01/15/2025	15,000	14,462
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 100.000 03/01/2025	40,000	39,678
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	65,945
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	52,109
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.375% 02/15/2029 Callable @ 103.688 02/15/2026	15,000	15,190
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,835
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	15,023
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 100.000 07/15/2025	108,000	109,077
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 102.292 01/15/2025	38,000	39,012
Transocean Inc - 144A 8.250% 05/15/2029 Callable @ 104.125 05/15/2026	45,000	45,953
Transocean Inc - 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	24,300	25,520
Transocean Titan Financing Ltd - 144A 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,684
Valaris Ltd - 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	36,610
Venture Global LNG Inc - 144A 7.000% 01/15/2030 Callable @ 103.500 01/15/2027	60,000	60,593
Venture Global LNG Inc - 144A 8.125% 06/01/2028 Callable @ 104.063 06/01/2025	108,000	112,392
Venture Global LNG Inc - 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	40,000	44,443
Venture Global LNG Inc - 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	44,400
* Vine Energy Holdings LLC - 144A 6.750% 04/15/2029 Callable @ 101.688 04/15/2025	273,000	275,641
Vital Energy Inc - 144A 7.875% 04/15/2032 Callable @ 103.938 04/15/2027	46,000	46,782
		$6,422,003
Financials (5.2%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	235,295
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	55,000	55,130
Block Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	101,000	102,677
(2)Citigroup Inc 5.95% Perpetual Maturity Callable @ 100.000 5/15/2025	10,000	9,927
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	17,605
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	16,629
* Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	194,681
* Ford Motor Credit Co LLC 4.000% 11/13/2030 Callable @ 100.000 08/13/2030	200,000	181,282
* Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	396,562
* Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	370,000	368,075
* Ford Motor Credit Co LLC 7.122% 11/07/2033 Callable @ 100.000 08/07/2033	200,000	212,834
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 101.000 03/15/2025	55,000	51,668
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 100.000 11/15/2024	30,000	29,247
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	24,213
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 101.375 08/15/2024	98,000	95,159
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	80,000	76,345
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 100.000 01/15/2025	10,000	9,924
Nationstar MTG - 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	36,754
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 100.875 01/15/2025	20,000	18,900
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	15,755
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 100.000 03/01/2025	76,000	69,777
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 100.719 10/15/2024	54,000	51,021
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,738
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	135,000	129,549
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	24,322
Starwood Property Trust Inc - 144A 7.250% 04/01/2029 Callable @ 100.000 10/01/2028	17,000	17,474
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	85,000	77,255
		$2,525,798
Health Care (8.5%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 101.250 10/15/2024	45,000	43,116
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 100.000 07/01/2025	72,000	70,623
Ardent Health Services Inc - 144A 5.750% 07/15/2029 Callable @ 101.438 07/15/2025	69,000	65,788
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 100.000 07/15/2025	146,000	140,468
Bausch + Lomb Corp - 144A 8.375% 10/01/2028 Callable @ 104.188 10/01/2025	15,000	15,412
Bausch Health Americas Inc - 144A 9.250% 04/01/2026	234,000	205,920
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 101.219 06/01/2025	130,000	100,100
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 100.000 01/30/2025	35,000	19,600
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 101.250 02/15/2025	49,000	25,235
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	73,730
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	18,293
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 101.563 02/15/2025	80,000	42,200
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 100.781 02/15/2025	17,000	16,419
Catalent Pharma Solutions Inc - 144A 5.000% 07/15/2027	10,000	9,932
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	73,000	60,038
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	145,000	126,428
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 101.406 12/15/2024	74,000	70,885
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2025	24,000	22,257
CHS/Community Health Systems Inc - 144A 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	23,000	17,450
CHS/Community Health Systems Inc - 144A 10.875% 01/15/2032 Callable @ 105.438 02/15/2027	58,000	62,290
Concentra Escrow Issuer Corp - 144A 6.875% 07/15/2032 Callable @ 103.438 07/15/2027	24,000	24,751
DaVita Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	95,038
* DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	211,000	192,993
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	45,000	45,748
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 100.969 08/15/2024	82,000	62,555
Encompass Health Corp 4.500% 02/01/2028 Callable @ 100.000 02/01/2025	159,000	153,637
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	20,000	19,058
+^(3) ESC GCB144A ENDO DESIG DTD 3/25/2021 6.125% 4/1/2029	30,000	0
Endo Finance Holdings Inc - 144A 8.500% 04/15/2031 Callable @ 104.250 04/15/2027	22,000	23,191
(5) GLOBAL MEDICAL R - 144A 10.000% (1.250% PIK) 10/31/2028 Callable @ 101.000 10/31/2025	50,505	49,704
HealthSouth Corp 5.750% 09/15/2025	55,000	54,920
Hologic Inc - 144A 4.625% 02/01/2028 Callable @ 100.770 02/01/2025	95,000	91,962
* IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 100.000 10/15/2024	200,000	196,911
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	88,882	96,740
Medline Borrower LP/Medline Co- 144A Issuer Inc - 6.250% 04/01/2029 Callable @ 103.125 04/01/2026	83,000	84,716
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC - 144A 6.750% 04/01/2032 Callable @ 103.375 04/01/2027	39,000	39,569
* Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	218,000	203,279
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	82,000	79,180
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 101.031 04/30/2025	200,000	187,723
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 101.125 03/31/2025	115,000	100,975
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	52,000	48,478
+^(3) ESC CB144A PAR PHARMAC DTD 3/28/2019 7.500% 4/1/2027	75,000	0
(5) Radiology Partners Inc - 144A 8.500% (3.500% PIK) 01/31/2029 Callable @ 102.000 07/01/2025	19,937	18,741
(5) Radiology Partners Inc - 144A 9.781% (9.871% PIK) 02/15/2030	47,324	41,458
Sotera Health Holdings LLC - 144A 7.375% 06/01/2031 Callable @ 103.688 06/01/2027	48,000	48,955
Surgery Center Holdings Inc - 144A 7.250% 04/15/2032 Callable @ 103.625 04/15/2027	54,000	55,751
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 100.000 11/01/2024	311,000	305,794
Tenet Healthcare Corp 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	82,000	82,279
Tenet Healthcare Corp 6.250% 02/01/2027	92,000	92,134
Tenet Healthcare Corp 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	91,000	93,396
* Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	270,000	252,450
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 100.000 07/31/2024	99,000	73,260
		$4,121,530
Industrials (14.7%)
* ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 101.063 03/15/2025	180,000	163,863
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	103,000	96,115
* ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	161,238
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 100.000 09/30/2024	26,000	25,474
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	95,000	84,506
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 100.792 10/01/2024	32,000	31,233
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	170,383	169,194
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	155,000	151,724
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	35,118
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 101.031 07/15/2025	56,000	51,700
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 101.031 12/15/2024	49,000	45,361
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 101.188 04/01/2025	70,000	64,366
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 101.344 03/01/2025	127,000	116,187
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027	50,000	48,091
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.000% 02/15/2031 Callable @ 104.000 11/15/2026	80,000	79,214
Bombardier Inc - 144A 7.000% 06/01/2032 Callable @ 103.500 06/01/2027	39,000	39,874
Bombardier Inc - 144A 7.250% 07/01/2031 Callable @ 103.625 07/01/2027	39,000	40,170
Bombardier Inc - 144A 7.875% 04/15/2027	52,000	52,025
Bombardier Inc - 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	41,000	44,449
Brink's Co/The - 144A 5.500% 07/15/2025	40,000	39,898
Brink's Co/The - 144A 6.500% 06/15/2029 Callable @ 103.250 06/15/2026	21,000	21,391
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	98,000	87,590
Builders FirstSource Inc - 144A 6.375% 03/01/2034 Callable @ 103.188 03/01/2029	40,000	40,339
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	69,930
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	98,000	92,049
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 100.000 06/30/2025	44,000	41,790
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	99,000	102,986
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	13,035
CoreCivic Inc 8.250% 04/15/2029 Callable @ 104.125 04/15/2026	90,000	94,665
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 101.531 06/15/2025	52,000	50,223
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	21,835
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 101.125 04/15/2025	90,000	84,999
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 100.000 10/15/2024	66,000	65,670
EquipmentShare.com Inc - 144A 8.625% 05/15/2032 Callable @ 104.313 05/15/2027	17,000	17,652
EquipmentShare.com Inc - 144A 9.000% 05/15/2028 Callable @ 106.750 05/15/2025	126,000	129,633
Esab Corp - 144A 6.250% 04/15/2029 Callable @ 103.125 04/15/2026	43,000	43,623
First Student Bidco Inc / First Transit Parent Inc - 144A 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	93,033
Gates Corp/The - 144A 6.875% 07/01/2029 Callable @ 103.438 07/01/2026	20,000	20,351
GEO Group Inc/The 8.625% 04/15/2029 Callable @ 104.313 04/15/2026	45,000	46,737
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 100.000 08/01/2024	34,000	33,612
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 101.000 08/01/2024	80,000	75,218
GFL Environmental Inc - 144A 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	36,446
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 101.188 06/08/2025	45,000	42,854
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 100.000 12/15/2024	70,000	69,446
GFL Environmental Inc - 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	30,000	30,846
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 101.781 08/15/2024	74,000	72,028
Griffon Corp 5.750% 03/01/2028 Callable @ 100.958 03/01/2025	135,000	132,124
Herc Holdings Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	48,000	49,013
(3) ESC 144A Hertz Corp DTD 11/25/2019 6.000% 1/15/2028	20,000	1,800
(3) ESC 144A Hertz Corp DTD 8/1/2019 7.125% 8/1/2026	80,000	7,200
(3) ESC 144A Hertz Corp DTD 9/22/2016 5.500% 10/15/2024	148,000	5,180
(3) ESC GCB Hertz Corp DTD 3/5/2013 6.250% 10/15/2022	25,000	875
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 101.156 12/01/2024	83,000	62,164
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	215,000	140,369
Hertz Corp/The - 144A 12.625% 07/15/2029 Callable @ 106.313 07/15/2027	51,000	54,171
Hillenbrand Inc 6.250% 02/15/2029 Callable @ 103.125 02/15/2026	16,000	16,189
Iron Mountain Inc - 144A 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	42,000	38,598
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 100.813 09/15/2024	57,000	55,660
Jeld- 144A Wen Inc - 4.625% 12/15/2025	33,000	32,501
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 100.813 12/15/2024	70,000	66,654
* Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 101.031 06/30/2025	221,000	206,481
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 101.469 06/30/2025	140,000	131,036
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 101.125 08/15/2024	124,000	119,835
Masterbrand Inc - 144A 7.000% 07/15/2032 Callable @ 103.500 07/15/2027	15,000	15,401
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 100.000 06/30/2025	63,000	63,550
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	55,167
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 101.375 04/15/2025	71,000	66,087
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 101.375 09/01/2024	63,000	61,039
Pike Corp - 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	21,509
* Prime Security Services Borrower LLC / Prime Finance Inc - 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	212,000	197,904
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	4,996
Regal Rexnord Corp 6.050% 02/15/2026	43,000	43,298
Regal Rexnord Corp 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	86,890
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	37,402
Regal Rexnord Corp 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	52,060
Ritchie Bros Auctioneers Inc - 144A 6.750% 03/15/2028 Callable @ 103.375 03/15/2025	25,000	25,527
Ritchie Bros Auctioneers Inc - 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,879
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	50,000	46,241
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,895
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	53,065
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	69,000	59,019
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 100.792 01/15/2025	197,000	188,593
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	95,000	92,924
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 100.969 11/15/2024	120,000	114,111
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 101.250 05/15/2025	88,000	84,579
TransDigm Inc - 144A 6.375% 03/01/2029 Callable @ 103.188 03/01/2026	101,000	102,875
TransDigm Inc - 144A 6.625% 03/01/2032 Callable @ 103.313 03/01/2027	64,000	65,339
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	63,000	58,139
TriNet Group Inc - 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	49,385
Trinity Industries Inc - 144A 7.750% 07/15/2028 Callable @ 103.875 07/15/2025	60,000	62,578
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 101.563 04/01/2025	137,000	132,743
Triumph Group Inc - 144A 9.000% 03/15/2028 Callable @ 104.500 03/15/2025	24,000	25,283
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	44,000	42,437
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 101.875 09/15/2024	85,000	86,582
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	77,000	75,063
United Rentals Inc - 144A 6.125% 03/15/2034 Callable @ 103.063 03/15/2029	71,000	71,373
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 100.813 01/15/2025	144,000	140,618
VistaJet Malta Finance PLC / Vista Management Holding Inc - 144A 9.500% 06/01/2028 Callable @ 104.750 06/01/2025	36,000	32,128
Wabash National Corp - 144A 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	68,000	61,706
WESCO Distribution Inc - 144A 6.375% 03/15/2029 Callable @ 103.188 03/15/2026	96,000	97,279
WESCO Distribution Inc - 144A 6.625% 03/15/2032 Callable @ 103.313 03/15/2027	35,000	35,657
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 101.208 06/15/2025	200,000	204,864
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 101.719 10/15/2024	19,000	18,802
Williams Scotsman Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	24,000	24,430
Williams Scotsman Inc - 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,268
(3)(4) Wolverine Escrow LLC - 144A 8.500% 11/15/2024	5,000	372
(3)(4) Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 102.250 11/15/2024	109,000	43,600
(3)(4) Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 103.281 11/15/2024	20,000	800
XPO Inc 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	36,193
XPO Inc - 144A 6.250% 06/01/2028 Callable @ 103.125 06/01/2025	45,000	45,495
		$7,133,776
Information Technology (5.5%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 100.000 08/15/2024	69,000	68,785
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 101.656 05/01/2025	72,000	68,482
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 100.969 06/30/2025	40,000	37,469
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 101.219 06/30/2025	84,000	79,300
CommScope Finance LLC - 144A 6.000% 03/01/2026	161,000	151,248
CommScope Finance LLC - 144A 8.250% 03/01/2027	200,000	137,853
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	118,000	85,550
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	98,000	91,998
CommScope Technologies LLC - 144A 5.000% 03/15/2027 Callable @ 100.000 03/15/2025	5,000	3,200
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	85,319
* Emerald Debt Merger Sub LLC - 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	180,000	183,161
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	53,000	51,078
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	68,000	67,804
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 101.813 05/01/2025	89,000	80,685
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 100.000 04/15/2025	56,000	53,177
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 100.906 06/15/2025	30,000	27,902
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	181,000	172,637
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	225,000	211,619
Insight Enterprises Inc - 144A 6.625% 05/15/2032 Callable @ 103.313 05/15/2027	21,000	21,624
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	45,000	42,415
NCR Atleos Escrow Corp - 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	82,000	89,521
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 101.250 10/01/2024	35,000	33,363
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 101.281 04/15/2025	125,000	119,259
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 100.969 09/01/2024	118,000	110,226
RingCentral Inc - 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	61,000	64,063
Seagate HDD Cayman - 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,556
Seagate HDD Cayman - 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	13,006
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 100.000 08/15/2024	20,000	16,915
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	180,000	156,168
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 100.000 03/30/2025	220,000	217,689
Synaptics Inc - 144A 4.000% 06/15/2029 Callable @ 101.000 06/15/2025	37,000	33,882
Xerox Holdings Corp - 144A 8.875% 11/30/2029 Callable @ 104.438 11/30/2026	48,000	44,365
		$2,669,319
Materials (6.2%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	45,000	42,742
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	21,711
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 100.000 12/01/2024	66,000	65,493
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 100.000 08/15/2024	200,000	114,500
ATI Inc 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	44,933
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,499
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV - 144A 4.750% 06/15/2027 Callable @ 100.000 06/15/2025	150,000	146,759
Berry Global Escrow Corp - 144A 4.875% 07/15/2026	7,000	6,905
Berry Global Inc - 144A 4.500% 02/15/2026	15,000	14,650
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 101.656 09/15/2024	87,000	87,177
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,412
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 100.000 07/15/2025	50,000	50,287
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,735
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	21,900
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 101.917 11/15/2024	178,000	166,458
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 101.156 03/01/2025	40,000	37,892
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	26,467
Cleveland- 144A Cliffs Inc - 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	45,291
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 100.969 09/01/2024	100,000	92,613
INEOS Finance PLC - 144A 7.500% 04/15/2029 Callable @ 103.750 04/15/2026	200,000	203,985
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	26,563
Knife River Holding Co - 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	20,000	20,989
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026	130,000	129,270
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027	35,000	34,079
Mauser Packaging Solutions Holding Co - 144A 7.875% 04/15/2027 Callable @ 103.938 02/15/2025	295,000	303,815
Mauser Packaging Solutions Holding Co - 144A 9.250% 04/15/2027 Callable @ 106.938 10/15/2024	100,000	100,107
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 101.063 05/15/2025	106,000	95,751
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	20,000	19,505
NOVA Chemicals Corp - 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	39,000	41,332
NOVA Chemicals Corp - 144A 9.000% 02/15/2030 Callable @ 104.500 08/15/2026	37,000	39,105
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	42,422
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	68,000	68,079
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	88,993
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	49,577
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	13,038
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 100.000 12/15/2024	135,000	133,496
# Standard Industries Inc/NJ - 144A 6.500% 07/30/2032 Callable @ 103.250 08/15/2027	24,000	24,000
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 100.000 07/15/2025	54,000	52,780
Summit Materials LLC / Summit Materials Finance Corp - 144A 7.250% 01/15/2031 Callable @ 103.625 01/15/2027	24,000	25,023
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 101.281 04/01/2025	146,000	55,357
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	21,000	17,535
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 100.000 08/15/2024	200,000	195,867
United States Steel Corp 6.875% 03/01/2029 Callable @ 101.719 03/01/2025	7,000	7,051
WR Grace & Co- 144A Conn - 4.875% 06/15/2027 Callable @ 100.000 06/15/2025	119,000	115,034
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	63,000	57,626
		$2,992,803
Real Estate (0.8%)
Iron Mountain Inc - 144A 5.000% 07/15/2028 Callable @ 100.000 07/15/2025	7,000	6,782
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	95,000	91,420
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	16,864
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	44,296
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 101.500 02/15/2025	158,000	149,676
RHP Hotel Properties LP / RHP Finance Corp - 144A 6.500% 04/01/2032 Callable @ 103.250 04/01/2027	59,000	59,667
RHP Hotel Properties LP / RHP Finance Corp - 144A 7.250% 07/15/2028 Callable @ 103.625 07/15/2025	19,000	19,615
		$388,320
Utilities (1.5%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	80,000	78,684
AmeriGas Partners LP / AmeriGas Finance Corp - 144A 9.375% 06/01/2028 Callable @ 104.688 06/01/2025	39,000	40,823
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 101.156 02/01/2025	69,000	65,193
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	28,321
Calpine Corp - 144A 5.250% 06/01/2026	7,000	6,943
NRG Energy Inc 6.625% 01/15/2027	9,000	8,993
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 100.844 02/15/2025	68,000	61,162
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	15,742
NRG Energy Inc - 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	38,000	40,625
PG&E Corp 5.000% 07/01/2028 Callable @ 100.833 07/01/2025	40,000	39,010
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,662
(2)VISTRA CORP - 144A 7.000% Perpetual Maturity Callable @ 100.000 12/15/2026	70,000	70,393
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 101.094 05/01/2025	22,000	20,748
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 100.000 07/31/2024	85,000	83,200
Vistra Operations Co LLC - 144A 5.625% 02/15/2027	42,000	41,610
Vistra Operations Co LLC - 144A 6.875% 04/15/2032 Callable @ 103.438 04/15/2027	42,000	43,241
Vistra Operations Co LLC - 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	75,000	79,126
		$733,476
TOTAL CORPORATE BONDS (COST: $48,477,783)		$45,591,879

COMMON STOCKS (1.4%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	1,733	50,777
(3) iHeartMedia Inc	1,902	3,386
+^(3) INTELSAT EMERGENCE SA	3,888	147,744
(3) National CineMedia Inc	2,371	14,321
		$216,228
Consumer Discretionary (0.7%)
+^(3) CLAIRE'S STORES	58	580
(3) Clear Channel Outdoor Holdings	4,640	7,703
+^(3) MyTheresa Series B Common Shares	21,320	7,462
+^(1)(3) NMG Parent LLC	240	32,400
VICI Properties, Inc	8,709	272,243
		$320,388
Energy (0.0%)
Chesapeake Energy Corp	12	916
		$916
Health Care (0.3%)
(3) Endo Lux Equity (Backstop Purchase)	454	13,211
(3) Endo Lux Equity	1,116	32,476
+^(3) ENVISION HEALTHCARE CORP	131	1,113
+^(1)(3) International Oncology Care Inc	1,633	27,173
+^(3) Mallinckrodt Equity	1,199	65,046
		$139,019
Materials (0.0%)
+^(3) Venator Finance Sarl/ Venator Materials	12	8,250
		$8,250

TOTAL COMMON STOCK (COST: $1,260,084)		$684,801

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^(3) MYT HOLDING CO (144A Series A)	53,840	38,404
+^(3) CLAIRE'S CONVERTIBLE PREFERRED EQUITY	51	92,310
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$130,714

WARRANTS (0.0%)

Consumer Discretionary (0.0%)	Shares
+^(3) NMG WARRANTS	690	6,900
TOTAL WARRANTS (COST: $1,796)		$6,900

TOTAL INVESTMENTS IN SECURITIES (COST: $49,815,662) (95.5%)		$46,414,294

OTHER ASSETS LESS LIABILITIES (4.5%)		$2,172,891

NET ASSETS (100%)		$48,587,185

(1)	All or a portion of the security is considered restricted at July 31, 2024. See Note 2.
(2)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2024.
(3)	Non-income producing security.
(4)	Issue is in default.
(5)	Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
#	When-issued purchase as of July 31, 2024.
+	The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Footnote 3.
*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^	Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $546,503 representing 1.02% of net assets as of July 31, 2024.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $37,019,582 representing 76.2% of net assets as of July 31, 2024.

PLC - Public Limited Company

TSOFR - Term Secured Overnight Financing Rate

TSOFR Quarterly Rate disclosed as of July 31, 2024, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

Integrity Mid-North American Resources Fund

		Fair
	Shares	Value
COMMON STOCKS (98.4%)

Consumer Discretionary (1.4%)
Murphy USA Inc	2,000	1,009,840
*Tesla Inc	3,000	696,210
	5,000	1,706,050
Consumer Staples (1.2%)
*Darling Ingredients Inc	39,000	1,549,470
		1,549,470
Energy (80.9%)
*Antero Resources Corp	60,000	1,741,200
Baker Hughes a GE Co	132,000	5,111,040
Coterra EnerCoterra Energy Inc	70,000	1,806,000
Cheniere Energy Inc	51,000	9,314,640
Civitas Resources Inc	28,000	1,953,280
Devon Energy Corp	95,000	4,467,850
Diamondback Energy Inc	23,000	4,653,130
Enbridge Inc	135,000	5,051,700
Excelerate Energy Inc	140,000	2,818,200
Exxon Mobil Corp	70,000	8,301,300
Halliburton Co	50,000	1,734,000
Marathon Oil Corp	120,000	3,366,000
NRG Energy Inc	20,000	1,503,400
Ovintiv Inc	75,000	3,483,000
Patterson UTI Energy Inc	110,000	1,208,900
Pembina Pipeline Corp	90,000	3,486,600
Permian Resources Corp	320,000	4,908,800
Phillips 66	27,000	3,927,960
SM Energy Co	40,000	1,848,000
Schlumberger Ltd	60,000	2,897,400
Targa Resources Corp	70,000	9,469,600
Texas Pacific Land Corp	4,000	3,379,600
Valero Energy Corp	15,000	2,425,800
Weatherford International PLC	10,000	1,178,600
*Expro Group Holdings NV	80,000	1,857,600
Shell PLC ADR	60,000	4,393,200
Tenaris SA ADR	95,000	3,024,800
		99,311,600
Industrials (4.6%)
*Array Technologies Inc	120,000	1,262,400
*Generac Holdings Inc	5,000	778,400
*NEXTracker Inc	20,000	982,800
*Shoals Technologies Group Inc	215,000	1,397,500
Vertiv Holdings Co	15,000	1,180,500
		5,601,600
Information Technologies (3.4%)
*Enphase Energy Inc	20,000	2,302,200
*First Solar Inc	9,000	1,943,910
		4,246,110
Materials (1.4%)
Newmont Corp	35,000	1,717,450
		1,717,450
Utilities (5.5%)
Entergy Corp	43,000	4,986,710
Xcel Energy Inc	30,000	1,748,400
		6,735,110

TOTAL INVESTMENTS (Cost 102,908,310)		$120,867,390

OTHER ASSETS LESS LIABILITIES (1.6%)		$1,950,628

NET ASSETS (100.0%)		$122,818,018

* Non-income producing

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Integrity Short Term Government Fund

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (96.1%)

Fannie Mae Pool (18.4%)
FN 47935 4.913% 5/1/2027 (ECOFC + 1.254%)(a)	341	$335
FN 252284 6.5% 1/1/2029	21,269	21,427
FN 555326 5.5% 4/1/2033	50,127	50,570
FN AL9858 3% 3/1/2030	52,006	50,413
FN 745751 5.5% 9/1/2035	12,952	13,171
FN 748375 6.454% 8/1/2033 (RFUCCT 1 Year + 1.204%)(a)	512	513
FN DA5011 6.5% 11/1/2053	257,072	269,331
FN BM1231 3.5% 11/1/2031	70,972	69,270
FN BX3957 6% 1/1/2053	35,437	36,079
FN BY1788 6% 5/1/2053	237,259	240,332
FN BY3768 6.5% 7/1/2053	98,989	101,080
FN CA6065 3% 6/1/2050	126,389	108,099
FN CB5525 6% 1/1/2053	399,353	405,264
FN CB5545 6.5% 1/1/2053	173,053	178,309
FN CB6762 6% 7/1/2053	91,000	92,412
FN FM2209 3.5% 1/1/2035	50,344	48,622
FN FS3411 6% 1/1/2053	145,247	147,788
FN FS4979 5.5% 5/1/2053	449,474	449,946
FN 888073 5.5% 2/1/2035	9,033	9,132
FN MA3067 3.5% 7/1/2047	99,656	90,129
FN MA4908 6% 1/1/2043	385,963	393,768
FN MA4935 6% 2/1/2043	144,219	147,148
FN MA5031 7% 4/1/2053	169,101	173,010
		3,096,148
Fannie Mae Remics (10.4%)
FNR 2018-5 FA 5.81162% 2/25/2048 ((SOFR 30 Day Average + 0.11448%) + 0.350%)(a)	303,596	296,461
FNR 2023-14 E 6% 6/25/2048	243,845	245,605
FNR 2024-24 AB 5.5% 8/25/2050	142,533	142,449
FNR 2006-33 CF 5.76162% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)(a)	330,010	325,151
FNR 2007-54 EF 5.80162% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)(a)	197,930	194,764
FNR 2009-46 FB 6.16162% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)(a)	335,423	329,997
FNR 2010-35 KF 5.96162% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)(a)	221,080	220,713
		1,755,140
Fannie Mae-Aces (1.8%)
FNA 2015-M3 X2 0.302% 10/25/2024 (b)(c)	20,708,446	207
FNA 2019-M32 X2 1.101% 10/25/2029 (b)(c)	4,150,011	169,146
FNA 2020-M10 X6 1.381% 8/25/2028 (b)(c)	3,418,337	139,622
		308,975
Freddie Mac Pool (14.9%)
FR SD4471 6.5% 12/1/2053	95,378	97,963
FR SD4252 6.5% 10/1/2053	355,189	368,779
FR QF6560 5.5% 1/1/2053	402,380	403,268
FR QF8178 6% 2/1/2053	142,201	144,542
FR QF8450 6% 3/1/2053	84,661	86,033
FR QG1921 6.5% 5/1/2053	164,192	169,264
FR QG6170 6% 7/1/2053	134,416	136,501
FR QG5777 6.5% 6/1/2053	93,010	95,348
FR QH1757 6.5% 10/1/2053	93,360	96,319
FR QS0276 6% 2/1/2033	252,277	260,264
FR RA6212 4% 10/1/2051	299,344	280,553
FR RB5221 6% 2/1/2043	370,565	378,092
		2,516,926
Freddie Mac Gold Pool (1.2%)
FG G01584 5% 8/1/2033	23,062	23,294
FG NB0014 3.5% 4/1/2049	152,803	140,915
FG G16406 3% 1/1/2028	31,119	30,302
FG H09207 6.5% 8/1/2038	8,461	8,583
		203,094
Freddie Mac Multifamily Structured Pass Through Certificates (4.9%)
FHMS Q004 A2H 6.390297% 1/25/2046 (b)	101,163	100,609
FHMS K078 XAM 0.008895% 6/25/2028 (b)(c)	33,580,000	83,077
FHMS Q007 APT1 6.906766% 10/25/2047 (b)	21,077	21,039
FHMS K736 X1 1.279157% 7/25/2026 (b)(c)	5,906,095	113,533
FHMS K738 X1 1.505752% 1/25/2027 (b)(c)	1,864,500	52,681
FHMS K115 X1 1.321611% 6/25/2030 (b)(c)	1,388,185	86,992
FHMS Q016 XPT1 0.981% 5/25/2026 (b)(c)	3,019,776	42,500
FHMS K507 X1 0.086543% 9/25/2028 (b)(c)	31,949,286	176,200
FHMS K514 X1 0.963691% 12/25/2028 (b)(c)	3,789,548	142,378
		819,009
Freddie Mac REMICS (9.1%)
FHR 2344 ZD 6.5% 8/15/2031	6,249	6,461
FHR 3784 PD 4% 1/15/2026	63	62
FHR 3843 F 5.78189% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)(a)	318,947	317,081
FHR 4238 FD 5.75189% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)(a)	414,861	413,107
FHR 5423 A 5% 11/25/2050	147,370	146,540
FHR 2801 FG 5.90189% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)(a)	349,532	347,714
FHR 3117 TA 6.45189% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)(a)	299,484	291,743
		1,522,708
FRESB Mortgage Trust (1.6%)
FRESB 2016-SB13 A5H 6.15091% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)(a)	92,006	91,405
FRESB 2016-SB16 A5H 6.15091% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)(a)	57,509	57,008
FRESB 2015-SB7 A5 6.15091% 9/25/2035 ((SOFR 30 Day Average + 0.11448%) + 0.700%)(a)	123,285	122,703
		271,116
Ginnie Mae I Pool (0.0%)
GN 741854 4% 5/15/2025	4,250	4,207
		4,207
Ginnie Mae II Pool (10.6%)
G2 MA6402 4.5% 1/20/2050	14,915	14,252
G2 MA9781 6.5% 7/20/2054	160,000	163,010
G2 MA9174 7% 9/20/2053	98,049	100,219
G2 MA9478 7% 2/20/2054	344,395	349,262
G2 MA9490 6.5% 2/20/2054	295,095	300,645
G2 MA9607 6.5% 4/20/2054	570,163	580,887
G2 MA9670 6.5% 5/20/2054	198,988	202,730
G2 CR1853 7% 11/20/2052	70,538	72,096
		1,783,101
Government National Mortgage Association (21.8%)
GNR 2013-15 IO 0.58478% 8/16/2051 (b)(c)	1,645,510	36,583
GNR 2013-33 IO 0.20471% 4/16/2054 (b)(c)	5,642,255	15,595
GNR 2013-105 IO 0.15373% 6/16/2054 (b)(c)	4,128,486	4,351
GNR 2014-73 IO 0.41229% 4/16/2056 (b)(c)	2,774,713	36,415
GNR 2015-130 IO 0.69596% 7/16/2057 (b)(c)	1,335,997	42,332
GNR 2017-127 IO 0.54586% 2/16/2059 (b)(c)	4,603,609	153,853
GNR 2017-143 IO 0.47125% 1/16/2059 (b)(c)	2,606,697	69,137
GNR 2017-76 IO 0.77165% 12/16/2056 (b)(c)	1,467,546	56,276
GNR 2017-28 IO 0.69811% 2/16/2057 (b)(c)	1,849,608	70,318
GNR 2016-34 IO 0.90795% 1/16/2058 (b)(c)	2,456,508	98,916
GNR 2016-52 IO 0.76051% 3/16/2058 (b)(c)	4,180,251	154,034
GNR 2016-158 IO 0.74875% 6/16/2058 (b)(c)	2,112,324	75,917
GNR 2016-94 IO 0.78071% 12/16/2057 (b)(c)	2,760,271	87,732
GNR 2018-2 IO 0.70512% 12/16/2059 (b)(c)	1,279,002	55,257
GNR 2018-108 IA 0.67482% 8/16/2060 (b)(c)	877,349	52,120
GNR 2018-119 IO 0.6766% 5/16/2060 (b)(c)	650,490	35,711
GNR 2020-40 IO 0.87511% 1/16/2062 (b)(c)	1,630,592	96,834
GNR 2019-75 IO 0.85433% 12/16/2060 (b)(c)	2,827,683	168,148
GNR 2020-132 IO 0.8494% 9/16/2062 (b)(c)	1,495,382	93,956
GNR 2020-57 JI 1.79392% 1/16/2060 (b)(c)	2,363,858	272,378
GNR 2020-87 AI 1.86695% 5/16/2060 (b)(c)	868,522	98,766
GNR 2020-121 IO 0.89309% 8/16/2060 (b)(c)	954,442	60,039
GNR 2021-H11 IY 0.24033% 7/20/2071 (b)(c)	2,553,142	70,542
GNR 2020-H19 SI 0.06754% 10/20/2070 (b)(c)	856,109	22,401
GNR 2021-H06 YI 0.96512% 4/20/2071 (b)(c)	1,691,585	93,491
GNR 2021-H08 VF 6.5441% 4/20/2071 (SOFR 30 Day Average + 1.200%)(a)	211,115	214,554
GNR 2021-63 IO 0.81533% 4/16/2061 (b)(c)	4,136,675	245,876
GNR 2021-47 IO 0.99225% 3/16/2061 (b)(c)	1,074,141	74,759
GNR 2020-168 IA 0.97862% 12/16/2062 (b)(c)	1,057,209	76,225
GNR 2020-177 IO 0.81921% 6/16/2062 (b)(c)	1,623,173	99,238
GNR 2021-10 IO 0.98638% 5/16/2063 (b)(c)	1,346,857	97,187
GNR 2021-31 IO 0.9403% 1/16/2061 (b)(c)	2,232,983	153,372
GNR 2021-37 IO 0.80391% 1/16/2061 (b)(c)	1,671,899	93,799
GNR 2021-36 IO 1.28841% 3/16/2063 (b)(c)	1,955,926	159,639
GNR 2021-150 IO 1.03207% 11/16/2063 (b)(c)	1,022,845	69,173
GNR 2021-110 IO 0.87368% 11/16/2063 (b)(c)	2,188,874	146,197
GNR 2023-H02 IK 0.979% 1/20/2073 (b)(c)	1,044,543	74,286
GNR 2022-H07 IG 1.79058% 2/20/2072 (b)(c)	1,263,901	48,469
GNR 2024-H07 IG 0.78857% 4/20/2074 (b)(c)	1,701,326	98,890
		3,672,766
Seasoned Credit Risk Transfer Trust Series (1.4%)
SCRT 2018-3 MA 3.5% 8/25/2057 (b)	44,241	41,914
SCRT 2020-3 M5TW 3% 5/25/2060	77,130	67,511
SCRT 2021-1 TTU 2.5% 9/25/2060	145,331	130,827
		240,252
TOTAL MORTGAGE BACKED SECURITIES (Cost: $16,800,576)		$16,193,442

U.S. GOVERNMENT TREASURY BILLS (2.8%)
United States Treasury Bill 5.190% 10/01/2024	280,000	277,531
United States Treasury 2-Year Note 4.625% 6/30/2026	200,000	200,891
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $478,259)		$478,422

TOTAL INVESTMENTS (Cost $17,278,835) (98.9%)		$16,671,864

OTHER ASSETS LESS LIABILITIES (1.1%)		$178,491

NET ASSETS (100.0%)		$16,850,355

(a)	Variable rate security; the rate shown represents the rate at July 31, 2024. Coupon may be fixed for a period of time.
(b)	Variable rate security; the rate shown represents the rate at July 31, 2024. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.

SOFR - Secured Overnight Financing Rate

SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of July 31, 2024, based on the last reset date of the security.

ECOFC - Enterprise 11th District COFI Replacement Index

1 Month ECOFC - 1 Month ECOFC rate disclosed as of July 31, 2024, based on the last reset date of the security.

RFUCCT1Y - 1 Year Refinitiv USD IBOR Consumer Cash Fallbacks

RFUCCT 1 Year - RFUCCT 1 Year rate disclosed as of July 31, 2024, based on the last reset date of the security

The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Statements of Assets and Liabilities – July 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$296,697,175	$4,317,605	$51,442,460

Investments in securities, at value –	$360,456,870	$4,554,612	$98,026,250
Cash and cash equivalents	15,046,752	67,249	3,872,507
Receivable for Fund shares sold	439,022	–	19,500
Accrued dividends receivable	883,160	25,149	93,453
Accrued interest receivable	13,940	888	15,449
Receivable from affiliate	142,822	8,827	52,586
Prepaid expenses	35,976	1,235	1,348
Total assets	$377,018,542	$4,657,960	$102,081,093

LIABILITIES
Payable for Fund shares redeemed	$143,121	$–	$1,222
Trustees’ fees payable	22,056	126	5,270
Payable to affiliates	355,001	9,404	135,478
Accrued expenses	120,086	–	22,394
Total liabilities	$640,264	$9,530	$164,364

NET ASSETS	$376,378,278	$4,648,430	$101,916,729

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$297,168,982	$4,412,023	$53,560,410
Distributable earnings	79,209,296	236,407	48,356,319

NET ASSETS	$376,378,278	$4,648,430	$101,916,729

Net Assets – Class A	$127,113,350	$217,066	$61,511,074
Net Assets – Class C	$32,058,333	$55,100	$7,956,604
Net Assets – Class I	$217,206,595	$4,376,264	$32,449,051
Shares outstanding – Class A	6,682,666	19,899	629,551
Shares outstanding – Class C	1,700,773	5,000	84,386
Shares outstanding – Class I	11,409,271	402,255	331,078
Net asset value per share – Class A*	$19.02	$10.91	$97.71
Maximum sales charge – Class A	5.00%	5.00%	5.00%
Public offering price per share – Class A	$20.02	$11.48	$102.85
Net asset value per share – Class C*	$18.85	$11.02	$94.29
Net asset value per share – Class I	$19.04	$10.88	$98.01

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities – July 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$49,815,662	$102,908,310	$17,278,835

Investments in securities, at value	$46,414,294	$120,867,390	$16,671,864
Cash and cash equivalents	1,636,466	2,123,150	52,017
Receivable for Fund shares sold	14,254	496,373	27,000
Accrued dividends receivable	–	59,700	–
Accrued interest receivable	774,180	20,376	127,699
Receivable from affiliate	28,565	–	6,627
Prepaid expenses	175	682	–
Total assets	$48,867,934	$123,567,671	$16,885,207

LIABILITIES
Payable for securities purchased	$129,000	$–	$–
Payable for Fund shares redeemed	11,911	524,118	–
Distributions payable	44,409	–	–
Trustees’ fees payable	3,041	7,798	823
Payable to affiliates	59,106	150,998	15,477
Accrued expenses	33,282	66,739	18,552
Total liabilities	$280,749	$749,653	$34,852

NET ASSETS	$48,587,185	$122,818,018	$16,850,355

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$53,354,086	$281,293,498	$26,501,525
Distributable earnings (accumulated losses)	(4,766,901)	(158,475,480)	(9,651,170)

NET ASSETS	$48,587,185	$122,818,018	$16,850,355

Net Assets – Class A	$23,964,307	$79,046,549	$275,448
Net Assets – Class C	$3,437,895	$4,425,943	$N/A
Net Assets – Class I	$21,184,983	$39,345,526	$16,574,907
Shares outstanding – Class A	3,230,191	13,705,711	32,314
Shares outstanding – Class C	462,269	772,553	N/A
Shares outstanding – Class I	2,857,547	6,882,381	1,942,134
Net asset value per share – Class A*	$7.42	$5.77	$8.52
Maximum sales charge – Class A	4.25%	5.00%	2.00%
Public offering price per share – Class A	$7.75	$6.07	$8.69
Net asset value per share – Class C*	$7.44	$5.73	N/A
Net asset value per share – Class I	$7.41	$5.72	$8.53

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of Operations – For the year ended July 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $196,634, $5,545, and $0, respectively)	$13,046,676	$135,214	$1,395,985
Interest	200,085	7,857	404,060
Total investment income	$13,246,761	$143,071	$1,800,045

EXPENSES
Investment advisory fees	$2,448,646	$14,948	$911,774
Distribution (12b-1) fees - Class A	282,250	314	139,063
Distribution (12b-1) fees - Class C	279,122	510	69,344
Transfer agent fees	561,927	15,621	176,153
Administrative service fees	492,617	50,920	175,779
Professional fees	97,581	412	26,552
Reports to shareholders	26,337	153	6,189
License, fees, and registrations	51,953	7,795	33,341
Audit fees	75,269	659	15,248
Trustees’ fees	35,711	216	8,286
Transfer agent out-of-pockets	70,041	542	16,417
Custodian fees	36,226	776	4,174
Legal fees	36,108	135	7,201
Insurance expense	5,988	37	1,047
Total expenses	$4,499,776	$93,038	$1,590,568
Less expenses waived or reimbursed (See Note 7)	(1,653,668)	(91,036)	(479,449)
Total net expenses	$2,846,108	$2,002	$1,111,119

NET INVESTMENT INCOME (LOSS)	$10,400,653	$141,069	$688,926

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$22,400,640	$6,786	$1,995,591
Net change in unrealized appreciation (depreciation) of investments	26,100,543	215,659	15,767,735
Net realized and unrealized gain (loss) on investments	$48,501,183	$222,445	$17,763,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,901,836	$363,514	$18,452,252

The accompanying notes are an integral part of these financial statements.

Statements of Operations – For the year ended July 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $92,433, and $0, respectively)	$24,010	$3,158,156	$-
Interest	3,016,538	264,220	689,954
Total investment income	$3,040,548	$3,422,376	$689,954

EXPENSES
Investment advisory fees	$410,723	$623,309	$46,489
Distribution (12b-1) fees - Class A	58,941	395,470	689
Distribution (12b-1) fees - Class C	33,313	54,482	-
Transfer agent fees	70,018	236,425	24,591
Administrative service fees	115,779	222,657	57,691
Professional fees	16,891	41,985	1,840
Reports to shareholders	2,397	43,793	-
License, fees, and registrations	22,834	44,070	1,161
Audit fees	7,635	26,018	2,991
Trustees’ fees	5,239	14,786	1,437
Transfer agent out-of-pockets	5,014	80,270	-
Custodian fees	12,360	14,155	7,465
Legal fees	5,239	18,550	1,714
Insurance expense	729	3,115	736
Total expenses	$767,112	$1,819,085	$146,804
Less expenses waived or reimbursed (See Note 7)	(317,306)	(125,584)	(60,884)
Total net expenses	$449,806	$1,693,501	$85,920

NET INVESTMENT INCOME (LOSS)	$2,590,742	$1,728,875	$604,034

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(473,559)	$13,666,746	$(706,714)
Net change in unrealized appreciation (depreciation) of investments	2,434,088	(3,826,640)	1,283,867
Net realized and unrealized gain (loss) on investments	$1,960,529	$9,840,106	$577,153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,551,271	$11,568,981	$1,181,187

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – For the year ended July 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,400,653	$141,069	$688,926
Net realized gain (loss) from investment transactions	22,400,640	6,786	1,995,591
Net change in unrealized appreciation (depreciation) of investments	26,100,543	215,659	15,767,735
Net increase (decrease) in net assets resulting from operations	$58,901,836	$363,514	$18,452,252

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(3,519,134)	$(8,315)	$(1,198,403)
Distributions - Class C	(669,189)	(2,726)	(105,476)
Distributions - Class I	(6,217,307)	(130,047)	(668,374)
Total distributions	$(10,405,630)	$(141,088)	$(1,972,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$15,511,579	$198,969	$3,106,030
Proceeds from sale of shares - Class C	4,647,718	-	927,609
Proceeds from sale of shares - Class I	64,207,337	3,703,336	7,384,319
Proceeds from reinvested dividends - Class A	3,173,049	6,217	1,143,379
Proceeds from reinvested dividends - Class C	625,845	-	102,058
Proceeds from reinvested dividends - Class I	5,389,314	57,465	573,396
Cost of shares redeemed - Class A	(20,701,359)	(53,750)	(4,990,605)
Cost of shares redeemed - Class C	(5,316,276)	-	(627,061)
Cost of shares redeemed - Class I	(77,930,766)	(137,502)	(6,392,052)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,393,559)	$3,774,735	$1,227,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	$38,102,647	$3,997,161	$17,707,072
NET ASSETS, BEGINNING OF PERIOD	338,275,631	651,269	84,209,657
NET ASSETS, END OF PERIOD	$376,378,278	$4,648,430	$101,916,729

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – For the year ended July 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,590,742	$1,728,875	$604,034
Net realized gain (loss) from investment transactions	(473,559)	13,666,746	(706,714)
Net change in unrealized appreciation (depreciation) of investments	2,434,088	(3,826,640)	1,283,867
Net increase (decrease) in net assets resulting from operations	$4,551,271	$11,568,981	$1,181,187

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,262,542)	$(1,046,083)	$(10,167)
Distributions - Class C	(153,243)	(44,321)	N/A
Distributions - Class I	(1,200,909)	(741,898)	(623,535)
Total distributions	$(2,616,694)	$(1,832,302)	$(633,702)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,585,365	$2,929,527	$65,930
Proceeds from sale of shares - Class C	281,108	75,382	N/A
Proceeds from sale of shares - Class I	9,003,205	3,815,136	5,200,071
Proceeds from reinvested dividends - Class A	1,077,944	1,008,882	10,168
Proceeds from reinvested dividends - Class C	114,004	42,968	N/A
Proceeds from reinvested dividends - Class I	845,603	554,426	455,447
Cost of shares redeemed - Class A	(2,531,271)	(18,757,833)	(118,669)
Cost of shares redeemed - Class C	(453,834)	(2,629,708)	N/A
Cost of shares redeemed - Class I	(12,101,477)	(12,639,226)	(4,322,261)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,179,353)	$(25,600,446)	$1,290,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(244,776)	$(15,863,767)	$1,838,171
NET ASSETS, BEGINNING OF PERIOD	48,831,961	138,681,785	15,012,184
NET ASSETS, END OF PERIOD	$48,587,185	$122,818,018	$16,850,355

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – For the year ended July 31, 2023

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund *	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,870,676	$9,221	$441,805
Net realized gain (loss) from investment transactions	308,372	(7,387)	795,915
Net change in unrealized appreciation (depreciation) of investments	6,733,207	21,348	7,795,435
Net increase (decrease) in net assets resulting from operations	$16,912,255	$23,182	$9,033,155

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(4,929,518)	$(739)	$(624,715)
Distributions - Class C	(926,454)	(646)	(48,221)
Distributions - Class I	(7,802,863)	(7,835)	(255,733)
Total distributions	$(13,658,835)	$(9,220)	$(928,669)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$20,446,194	$50,000	$3,490,627
Proceeds from sale of shares - Class C	7,866,830	50,000	960,177
Proceeds from sale of shares - Class I	107,819,407	529,460	11,023,659
Proceeds from reinvested dividends - Class A	4,432,110	-	591,724
Proceeds from reinvested dividends - Class C	865,103	-	46,084
Proceeds from reinvested dividends - Class I	6,792,274	7,847	210,787
Cost of shares redeemed - Class A	(19,553,346)	-	(6,943,441)
Cost of shares redeemed - Class C	(3,533,450)	-	(972,555)
Cost of shares redeemed - Class I	(41,645,833)	-	(10,600,945)
Net increase (decrease) in net assets resulting from capital share transactions	$83,489,289	$637,307	$(2,193,883)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$86,742,709	$651,269	$5,910,603
NET ASSETS, BEGINNING OF PERIOD	251,532,922	-	78,299,054
NET ASSETS, END OF PERIOD	$338,275,631	$651,269	$84,209,657

*	For the period May 1, 2023 (commencement of operations) through July 31, 2023

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – For the year ended July 31, 2023

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,554,901	$2,402,137	$23,598
Net realized gain (loss) from investment transactions	(446,689)	17,924,236	(2,204,207)
Net change in unrealized appreciation (depreciation) of investments	(1,030,827)	(12,160,937)	1,696,615
Net increase (decrease) in net assets resulting from operations	$1,077,385	$8,165,436	$(483,994)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,212,257)	$(1,354,558)	$(1,769)
Distributions - Class C	(144,476)	(76,981)	N/A
Distributions - Class I	(1,198,170)	(920,220)	(64,633)
Total distributions	$(2,554,903)	$(2,351,759)	$(66,402)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$650,085	$6,500,987	$-
Proceeds from sale of shares - Class C	424,468	690,712	N/A
Proceeds from sale of shares - Class I	7,382,988	12,221,748	966,985
Proceeds from reinvested dividends - Class A	1,013,441	1,300,020	1,769
Proceeds from reinvested dividends - Class C	109,718	73,332	N/A
Proceeds from reinvested dividends - Class I	926,483	683,988	57,097
Cost of shares redeemed - Class A	(3,810,405)	(18,933,192)	(380,183)
Cost of shares redeemed - Class C	(702,044)	(3,372,337)	N/A
Cost of shares redeemed - Class I	(9,340,963)	(13,341,019)	(5,395,913)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,346,229)	$(14,175,761)	$(4,750,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,823,747)	$(8,362,084)	$(5,300,641)
NET ASSETS, BEGINNING OF PERIOD	53,655,708	147,043,869	20,312,825
NET ASSETS, END OF PERIOD	$48,831,961	$138,681,785	$15,012,184

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term growth through capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge— For Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund, and High Income Fund- Class A shares of $1 million investment or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For Short Term Government Fund Class A – For investments of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2024, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of July 31, 2024:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,633	2/22/18	66,476	$27,173
NMG Parent LLC	37	9/25/20	84	$4,995

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2024:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$360,456,870	$–	$–	$360,456,870
Total	$360,456,870	$–	$–	$360,456,870

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,554,612	$–	$–	$4,554,612
Total	$4,554,612	$–	$–	$4,554,612

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$98,026,250	$–	$–	$98,026,250
Total	$98,026,250	$–	$–	$98,026,250

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$–	$45,472,758	$119,121	$45,591,879
Common Stock	395,033	–	289,768	684,801
Convertible Preferred Stock	–	–	130,714	130,714
Warrants	–	–	6,900	6,900
Total	$395,033	$45,472,758	$546,503	$46,414,294

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$120,867,390	$–	$–	120,867,390
Total	$120,867,390	$–	$–	$120,867,390

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$16,193,442	$–	$16,193,442
U.S Government Notes/Bills	–	478,422	–	478,422
Total	$–	$16,671,864	$–	$16,671,864

*	Level 3 corporate bonds for High Income Fund includes corporate bonds valued at zero.

Please refer to the Schedule of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

The changes of the fair value of investments during the year ended July 31, 2024, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

High Income Fund	Balance as 7/31/2023	Transfers In/ Purchases*	Transfers Out/Sales	Realized Gain/(Loss)	Change in unrealized appreciation/ depreciation	Balance as 7/31/2024	Net Changes in unrealized appreciation/ depreciation for Level 3 investments held on 7/31/2024
Common Stock	$186,215	$315,443	$0	$4,986	($216,876)	$289,768	($197,645)
Corporate Bonds	$41	$105,089	$0	$0	$13,991	$119,121	($107,850)
Convertible Preferred Stock	$137,270	$0	$0	$0	($6,556)	$130,714	($6,556)
Warrants	$15,533	$0	$0	$7,585	($16,218)	$6,900	($8,625)

*	Transfers into Level 3 resulted from unavailability to obtain prices from an independent pricing service or was received as a result of a corporate reorganization of the issuer. There were no actual purchases that resulted in a Level 3 security for the year ended July 31, 2024.

Asset Class	Fair Value at July 31, 2024	Valuation Technique	Unobservable Inputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$262,595	Market Comparable Transaction	Broker Quote	$0.35 - $687.50	Increase	$73.14
Common Stock	$27,173	Market Comparable Companies	EBITDA Multiple	4.87	Increase	N/A

Corporate Bonds	$119,094	Market Comparable Companies	EBIDTA Multiple, Liquidity Discount	4.50 – 25% liquidity disc.	Increase	N/A
Corporate Bonds	$27	Market Comparable Companies	Residual Value	$0.00 - $0.01	Increase	$0.01

Convertible Preferred Stock	$38,404	Market Comparable Transaction	Broker Quote	$0.71	Increase	N/A
Convertible Preferred Stock	$92,310	Market Comparable Companies	EBITDA Multiple	8.0375	Increase	N/A

Warrants	$6,900	Market Comparable Transaction	Broker Quote	$10.00	Increase	N/A

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2024, were as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$135,087,036	$4,213,623	$9,218,855	$11,882,339	$61,047,857	$10,324,786
Sales	$158,482,512	$465,094	$5,152,474	$14,200,173	$82,758,658	$8,373,601

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2024:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	913,409	19,513	36,668	221,620	548,724	7,917
Shares issued from reinvestments	190,402	599	13,589	149,291	189,577	1,223
Shares redeemed	(1,229,271)	(5,213)	(57,312)	(350,770)	(3,582,190)	(14,248)
Net increase (decrease)	(125,460)	14,899	(7,055)	20,141	(2,843,889)	(5,108)

Class C
Shares sold	276,716	-	11,449	38,779	13,863	N/A
Shares issued from reinvestments	37,944	-	1,251	15,758	8,141	N/A
Shares redeemed	(326,534)	-	(7,754)	(62,941)	(497,705)	N/A
Net increase (decrease)	(11,874)	-	4,946	(8,404)	(475,701)	N/A

Class I
Shares sold	3,758,081	355,840	85,449	1,258,575	729,070	625,211
Shares issued from reinvestments	323,798	5,626	6,803	117,461	104,992	54,742
Shares redeemed	(4,736,107)	(13,243)	(72,490)	(1,687,394)	(2,403,040)	(522,309)
Net increase (decrease)	(654,228)	348,223	19,762	(311,358)	(1,568,978)	157,644

Year Ended 7/31/2023:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,272,469	5,000	47,723	91,744	1,271,692	-
Shares issued from reinvestments	277,570	-	8,739	143,775	271,802	217
Shares redeemed	(1,220,573)	-	(96,887)	(536,746)	(3,769,487)	(46,206)
Net increase (decrease)	329,466	5,000	(40,425)	(301,227)	(2,225,993)	(45,989)

Class C
Shares sold	493,935	5,000	13,325	59,494	131,946	N/A
Shares issued from reinvestments	54,636	-	701	15,532	15,490	N/A
Shares redeemed	(223,047)	-	(13,772)	(99,002)	(665,300)	N/A
Net increase (decrease)	325,524	5,000	254	(23,976)	(517,864)	N/A

Class I
Shares sold	6,694,472	53,230	149,017	1,043,183	2,446,713	118,115
Shares issued from reinvestments	425,235	802	3,109	131,554	144,134	6,980
Shares redeemed	(2,598,173)	-	(148,685)	(1,322,176)	(2,675,892)	(665,156)
Net increase (decrease)	4,521,534	54,032	3,441	(147,439)	(85,045)	(540,061)

NOTE 6: Income Tax Information

At July 31, 2024, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$296,697,175	$4,317,605	$51,442,460	$49,835,583	$102,908,310	$17,278,835
Unrealized appreciation	$71,362,785	$321,080	$47,070,457	$794,872	$22,777,554	$289,618
Unrealized depreciation	(7,603,090)	(84,073)	(486,667)	(4,216,161)	(4,818,474)	(896,589)
Net unrealized appreciation/depreciation*	$63,759,695	$237,007	$46,583,790	$(3,421,289)	$17,959,080	$(606,971)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

Year ended July 31, 2024:	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	S-T Gov Fund
Ordinary Income	$10,400,653	$141,088	$607,001	$2,615,225	$1,832,302	$633,702
Capital Gain	4,977	-	1,365,252	-	-	-
	$10,405,630	$141,088	$1,972,253	$2,615,225	$1,832,302	$633,702
Year ended July 31, 2023:
Ordinary Income	$9,948,645	$9,220	$355,797	$2,530,290	$2,351,759	$66,402
Capital Gain	3,710,190	-	572,872	-	-	-
	$13,658,835	$9,220	$928,669	$2,530,290	$2,351,759	$66,402

Permanent differences identified and reclassified among the components of net assets were recorded. These reclassifications had no effect on net assets, results of operations, or net asset value (“NAV”) per share for the Funds. As of July 31, 2024, Distributable earnings/(accumulated losses) were increased/(decreased) and paid in capital was decreased in the amount of $19 and $14,862 for Dividend Summit Fund and MNA Resources Fund, respectively. As of July 31, 2024, Distributable earnings/(accumulated losses) were increased and paid in capital was increased in the amount of $201 for S-T Gov Fund.

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$0	$346,276	$39,152	$	$11,969
Distributions Payable	0	0	0	(44,409)	0	0
Undistributed capital gain	20,712,185	0	1,426,253	0	0	0
Capital loss carryforward	(5,262,584)	(600)	0	(1,340,355)	(176,434,560)	(9,056,168)
Unrealized appreciation/ (depreciation)	63,759,695	237,007	46,583,790	(3,421,289)	17,959,080	(606,971)
Total accumulated earnings/(deficit)	$79,209,296	$236,407	$48,356,319	$(4,766,901)	$(158,475,480)	$(9,651,170)

The Funds’ capital loss carryforward amounts as of July 31, 2024 are as follows:

	Dividend		Dividend	Growth &	High	MNA	S-T
	Harvest		Summit	Income	Income	Resources	Gov
	Fund		Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$5,262,584	*	$0	$0	$0	$105,577,366	$4,552,066
Non-expiring L-T losses	0		600	0	1,340,355	70,857,194	4,504,102
Total	$5,262,584		$600	$0	$1,340,355	$176,434,560	$9,056,168

Capital loss carryforward utilized	$368,337		$6,786	$0	$0	$13,666,747	$0

*	Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2024, the expense limitations may be terminated or revised for the Funds. Expense limitations as of July 31, 2024, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	0.99%	1.74%	0.74%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were voluntary waivers for the period August 1, 2023 through June 30, 2024 for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.00% expense ratio for each class of shares. For the period July 1, 2024 through July 31, 2024, there were voluntary waivers for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.50% expense ratio for each class of shares. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2024			Payable 7/31/2024
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$2,448,646	$1,653,668	$0	$225,012	$142,822	$0
Dividend Summit Fund	$14,948	$14,948	$76,088	$2,797	$2,797	$6,030
Growth & Income Fund	$911,774	$479,449	$0	$86,667	$52,586	$0
High Income Fund	$410,723	$317,306	$0	$34,759	$28,565	$0
MNA Resources Fund	$623,309	$125,584	$0	$51,439	$0	$0
S-T Gov Fund	$46,489	$46,489	$14,395	$4,271	$4,271	$2,356

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2025 Amount	7/31/2026 Amount	07/31/2027 Amount	Total
Dividend Harvest Fund	$980,581	$1,443,402	$1,653,668	$4,077,651
Dividend Summit Fund	$-	$18,895	$91,036	$109,931
Growth & Income Fund	$478,641	$429,172	$479,449	$1,387,262
High Income Fund	$367,256	$340,855	$317,306	$1,025,417
MNA Resources Fund	$2,135	$89,643	$125,584	$217,362
S-T Gov Fund	$102,559	$86,774	$60,884	$250,217

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2024			Payable 7/31/2024
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$270,990	$0	$282,250	$26,320
Dividend Harvest Fund - C	$0	$3,235	$279,122	$26,552
Dividend Summit Fund - A	$5,181	$0	$314	$45
Dividend Summit Fund - C	$0	$0	$510	$45
Growth & Income Fund - A	$60,812	$0	$139,063	$13,085
Growth & Income Fund - C	$0	$370	$69,344	$6,772
High Income Fund - A	$14,734	$0	$58,941	$5,032
High Income Fund - C	$0	$384	$33,313	$2,913
MNA Resources Fund - A	$41,076	$100	$395,470	$33,028
MNA Resources Fund - C	$0	$82	$54,482	$4,156
S-T Gov Fund - A	$1,070	$0	$689	$58

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2024		Payable 7/31/2024
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$631,968	$492,617	$32,340	$44,777
Dividend Summit Fund	$16,163	$50,920	$1,918	$4,599
Growth & Income Fund	$192,570	$175,779	$12,744	$16,210
High Income Fund	$75,032	$115,779	$6,600	$9,802
MNA Resources Fund	$316,695	$222,657	$43,895	$18,480
S-T Gov Fund	$24,591	$57,691	$6,106	$5,042

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

NOTE 9: Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2024, the following shareholders held over 25% of S-T Gov Class I’s shares outstanding:

Marc Brownstein	33.13%
Northern California Bakery Drivers Fund	31.88%

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Financial Highlights

Integrity Dividend Harvest Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$16.44	$16.33	$15.12	$12.71	$14.06

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.52	$0.52	$0.50	$0.47	$0.48
Net realized and unrealized gain (loss) on investments(2)	2.58	0.31	1.21	2.41	(0.74)
Total from investment operations	$3.10	$0.83	$1.71	$2.88	$(0.26)

Less Distributions:
Dividends from net investment income	$(0.52)	$(0.51)	$(0.50)	$(0.47)	$(0.49)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)
Total distributions	$(0.52)	$(0.72)	$(0.50)	$(0.47)	$(1.09)

NET ASSET VALUE, END OF PERIOD	$19.02	$16.44	$16.33	$15.12	$12.71

Total Return (excludes any applicable sales charge)	19.38%	5.31%	11.41%	23.09%	(2.39%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$127,113	$111,909	$105,799	$88,405	$80,762
Ratio of expenses to average net assets after waivers(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers	1.46%	1.43%	1.44%	1.48%	1.50%
Ratio of net investment income to average net assets(3)	3.11%	3.23%	3.13%	3.39%	3.58%
Portfolio turnover rate	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Harvest Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$16.29	$16.19	$15.00	$12.61	$13.96

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.39	$0.39	$0.38	$0.37	$0.38
Net realized and unrealized gain (loss) on investments(2)	2.57	0.31	1.19	2.39	(0.74)
Total from investment operations	$2.96	$0.70	$1.57	$2.76	$(0.36)

Less Distributions:
Dividends from net investment income	$(0.40)	$(0.39)	$(0.38)	$(0.37)	$(0.39)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)
Total distributions	$(0.40)	$(0.60)	$(0.38)	$(0.37)	$(0.99)

NET ASSET VALUE, END OF PERIOD	$18.85	$16.29	$16.19	$15.00	$12.61

Total Return (excludes any applicable sales charge)	18.55%	4.50%	10.54%	22.19%	(3.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$32,058	$27,906	$22,463	$15,762	$14,194
Ratio of expenses to average net assets after waivers(3)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers	2.21%	2.18%	2.19%	2.23%	2.25%
Ratio of net investment income to average net assets(3)	2.36%	2.48%	2.38%	2.64%	2.83%
Portfolio turnover rate	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Harvest Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$16.45	$16.34	$15.13	$12.72	$14.07

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.56	$0.56	$0.55	$0.51	$0.51
Net realized and unrealized gain (loss) on investments(2)	2.60	0.31	1.20	2.41	(0.74)
Total from investment operations	$3.16	$0.87	$1.75	$2.92	$(0.23)

Less Distributions:
Dividends from net investment income	$(0.57)	$(0.55)	$(0.54)	$(0.51)	$(0.52)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)
Total distributions	$(0.57)	$(0.76)	$(0.54)	$(0.51)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$19.04	$16.45	$16.34	$15.13	$12.72

Total Return (excludes any applicable sales charge)	19.73%	5.58%	11.68%	23.38%	(2.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$217,207	$198,461	$123,271	$64,062	$52,298
Ratio of expenses to average net assets after waivers(3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers	1.21%	1.18%	1.19%	1.23%	1.25%
Ratio of net investment income to average net assets(3)	3.37%	3.48%	3.38%	3.64%	3.83%
Portfolio turnover rate	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Period from
	Ended	5/1/23* to
	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.70	$0.15
Net realized and unrealized gain (loss) on investments(2)	0.66	0.17
Total from investment operations	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.62)	$(0.15)
Total distributions	$(0.62)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.91	$10.17

Total Return (excludes any applicable sales charge)#	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$217	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	5.50%	12.71%
Ratio of net investment income to average net assets^(3)(4)(5)	6.83%	5.95%
Portfolio turnover rate#	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.91% for the period August 1, 2023 through July 31, 2024.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Period from
	Ended	5/1/23* to
	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.62	$0.13
Net realized and unrealized gain (loss) on investments(2)	0.76	0.19
Total from investment operations	$1.38	$0.32

Less Distributions:
Dividends from net investment income	$(0.55)	$(0.13)
Total distributions	$(0.55)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$11.02	$10.19

Total Return (excludes any applicable sales charge)#	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)	0.05%	0.00%
Ratio of expenses to average net assets before waivers^	8.04%	13.45%
Ratio of net investment income to average net assets^(3)(4)(5)	6.07%	5.21%
Portfolio turnover rate#	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 1.69% for the period August 1, 2023 through July 31, 2024.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Period from
	Ended	5/1/23* to
	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.73	$0.15
Net realized and unrealized gain (loss) on investments(2)	0.63	0.17
Total from investment operations	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.65)	$(0.15)
Total distributions	$(0.65)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.88	$10.17

Total Return (excludes any applicable sales charge)#	14.04%	3.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,376	$549
Ratio of expenses to average net assets after waivers^(3)(4)(5)	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	4.48%	12.42%
Ratio of net investment income to average net assets^(3)(4)(5)	7.08%	6.20%
Portfolio turnover rate#	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.64% for the period August 1, 2023 through July 31, 2024.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Growth & Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$82.11	$73.72	$80.95	$60.74	$59.55

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.64	$0.44	$0.16	$0.29	$0.57
Net realized and unrealized gain (loss) on investments(2)	16.84	8.92	(6.83)	20.35	6.17
Total from investment operations	$17.48	$9.36	$(6.67)	$20.64	$6.74

Less Distributions:
Dividends from net investment income	$(0.57)	$(0.38)	$(0.08)	$(0.41)	$(0.83)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(1.88)	$(0.97)	$(0.56)	$(0.43)	$(5.55)

NET ASSET VALUE, END OF PERIOD	$97.71	$82.11	$73.72	$80.95	$60.74

Total Return (excludes any applicable sales charge)	21.66%	12.98%	(8.37%)	34.11%	11.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$61,511	$52,272	$49,909	$52,676	$39,422
Ratio of expenses to average net assets after waivers(3)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waivers	1.77%	1.83%	1.80%	1.80%	1.87%
Ratio of net investment income to average net assets(3)	0.74%	0.60%	0.20%	0.41%	0.98%
Portfolio turnover rate	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Growth & Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$79.36	$71.41	$78.94	$59.67	$58.95

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.01)	$(0.11)	$(0.42)	$0.00	$0.70
Net realized and unrealized gain (loss) on investments(2)	16.26	8.65	(6.63)	19.86	5.73
Total from investment operations	$16.25	$8.54	$(7.05)	$19.86	$6.43

Less Distributions:
Dividends from net investment income	$(0.01)	$0.00	$0.00	$(0.57)	$(0.99)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(1.32)	$(0.59)	$(0.48)	$(0.59)	$(5.71)

NET ASSET VALUE, END OF PERIOD	$94.29	$79.36	$71.41	$78.94	$59.67

Total Return (excludes any applicable sales charge)	20.75%	12.14%	(9.05%)	33.44%	10.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,957	$6,304	$5,655	$5,041	$1,092
Ratio of expenses to average net assets after waivers(3)	1.99%	1.99%	1.99%	1.85%	1.62%
Ratio of expenses to average net assets before waivers	2.52%	2.58%	2.55%	2.20%	1.62%
Ratio of net investment income to average net assets(3)	(0.02%)	(0.15%)	(0.55%)	0.00%	1.23%
Portfolio turnover rate	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Growth & Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$82.34	$73.85	$81.06	$60.80	$59.61

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.86	$0.62	$0.35	$0.48	$0.71
Net realized and unrealized gain (loss) on investments(2)	16.88	8.94	(6.81)	20.37	6.19
Total from investment operations	$17.74	$9.56	$(6.46)	$20.85	$6.90

Less Distributions:
Dividends from net investment income	$(0.76)	$(0.48)	$(0.27)	$(0.57)	$(0.99)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(2.07)	$(1.07)	$(0.75)	$(0.59)	$(5.71)

NET ASSET VALUE, END OF PERIOD	$98.01	$82.34	$73.85	$81.06	$60.80

Total Return (excludes any applicable sales charge)	21.95%	13.25%	(8.12%)	34.45%	11.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$32,449	$25,634	$22,735	$24,784	$9,367
Ratio of expenses to average net assets after waivers(3)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers	1.52%	1.58%	1.54%	1.55%	1.62%
Ratio of net investment income to average net assets(3)	0.99%	0.85%	0.45%	0.66%	1.23%
Portfolio turnover rate	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.13	$7.33	$8.13	$7.65	$7.77

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.39	$0.36	$0.31	$0.32	$0.37
Net realized and unrealized gain (loss) on investments(2)	0.29	(0.20)	(0.80)	0.48	(0.12)
Total from investment operations	$0.68	$0.16	$(0.49)	$0.80	$0.25

Less Distributions:
Dividends from net investment income	$(0.39)	$(0.36)	$(0.31)	$(0.32)	$(0.37)
Total distributions	$(0.39)	$(0.36)	$(0.31)	$(0.32)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$7.42	$7.13	$7.33	$8.13	$7.65

Total Return (excludes any applicable sales charge)	9.78%	2.41%	(6.14%)	10.62%	3.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$23,964	$22,891	$25,736	$26,725	$25,309
Ratio of expenses to average net assets after waivers(3)	0.99%	0.99%	0.99%	0.99%	0.95%
Ratio of expenses to average net assets before waivers	1.65%	1.68%	1.63%	1.63%	1.69%
Ratio of net investment income to average net assets(3)	5.32%	5.14%	3.99%	3.99%	4.86%
Portfolio turnover rate	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.15	$7.35	$8.15	$7.67	$7.78

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.33	$0.31	$0.25	$0.26	$0.31
Net realized and unrealized gain (loss) on investments(2)	0.29	(0.20)	(0.80)	0.48	(0.11)
Total from investment operations	$0.62	$0.11	$(0.55)	$0.74	$0.20

Less Distributions:
Dividends from net investment income	$(0.33)	$(0.31)	$(0.25)	$(0.26)	$(0.31)
Total distributions	$(0.33)	$(0.31)	$(0.25)	$(0.26)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$7.44	$7.15	$7.35	$8.15	$7.67

Total Return (excludes any applicable sales charge)	8.95%	1.65%	(6.82%)	9.78%	2.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,438	$3,364	$3,364	$3,776	$2,753
Ratio of expenses to average net assets after waivers(3)	1.74%	1.74%	1.74%	1.74%	1.70%
Ratio of expenses to average net assets before waivers	2.40%	2.43%	2.38%	2.38%	2.44%
Ratio of net investment income to average net assets(3)	4.57%	4.39%	3.24%	3.24%	4.11%
Portfolio turnover rate	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.12	$7.32	$8.13	$7.64	$7.76

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.40	$0.38	$0.33	$0.34	$0.39
Net realized and unrealized gain (loss) on investments(2)	0.29	(0.20)	(0.81)	0.49	(0.12)
Total from investment operations	$0.69	$0.18	$(0.48)	$0.83	$0.27

Less Distributions:
Dividends from net investment income	$(0.40)	$(0.38)	$(0.33)	$(0.34)	$(0.39)
Total distributions	$(0.40)	$(0.38)	$(0.33)	$(0.34)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$7.41	$7.12	$7.32	$8.13	$7.64

Total Return (excludes any applicable sales charge)	10.06%	2.66%	(6.04%)	11.04%	3.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$21,185	$22,577	$24,286	$26,652	$9,163
Ratio of expenses to average net assets after waivers(3)	0.74%	0.74%	0.74%	0.74%	0.70%
Ratio of expenses to average net assets before waivers	1.40%	1.43%	1.38%	1.37%	1.44%
Ratio of net investment income to average net assets(3)	5.57%	5.39%	4.24%	4.24%	5.11%
Portfolio turnover rate	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Mid-North American Resources Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.30	$5.07	$3.74	$2.59	$4.28

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.07	$0.08	$0.06	$0.04	$0.07
Net realized and unrealized gain (loss) on investments(2)	0.47	0.23	1.33	1.15	(1.66)
Total from investment operations	$0.54	$0.31	$1.39	$1.19	$(1.59)

Less Distributions:
Dividends from net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$(0.10)
Distributions from return of capital	0.00	0.00	0.00	0.00 **	0.00
Total distributions	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$(0.10)

NET ASSET VALUE, END OF PERIOD	$5.77	$5.30	$5.07	$3.74	$2.59

Total Return (excludes any applicable sales charge)	10.31%	6.23%	37.38%	46.40%	(37.47%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$79,047	$87,706	$95,211	$80,091	$69,684
Ratio of expenses to average net assets after waivers(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waivers	1.60%	1.56%	1.50%	1.60%	1.59%
Ratio of net investment income to average net assets(3)	1.25%	1.57%	1.36%	1.18%	2.09%
Portfolio turnover rate	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Mid-North American Resources Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.26	$5.04	$3.71	$2.57	$4.23

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.04	$0.05	$0.04	$0.02	$0.05
Net realized and unrealized gain (loss) on investments(2)	0.47	0.22	1.32	1.14	(1.64)
Total from investment operations	$0.51	$0.27	$1.36	$1.16	$(1.59)

Less Distributions:
Dividends from net investment income	$(0.04)	$(0.05)	$(0.03)	$(0.02)	$(0.07)
Distributions from return of capital	0.00	0.00	0.00	0.00 **	0.00
Total distributions	$(0.04)	$(0.05)	$(0.03)	$(0.02)	$(0.07)

NET ASSET VALUE, END OF PERIOD	$5.73	$5.26	$5.04	$3.71	$2.57

Total Return (excludes any applicable sales charge)	9.82%	5.50%	36.90%	45.65%	(37.78%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,426	$6,571	$8,893	$9,451	$9,730
Ratio of expenses to average net assets after waivers(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers	2.10%	2.06%	2.00%	2.10%	2.09%
Ratio of net investment income to average net assets(3)	0.75%	1.07%	0.85%	0.68%	1.58%
Portfolio turnover rate	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Mid-North American Resources Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.25	$5.03	$3.71	$2.57	$4.26

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.09	$0.10	$0.08	$0.06	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.48	0.22	1.32	1.14	(1.64)
Total from investment operations	$0.57	$0.32	$1.40	$1.20	$(1.55)

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.10)	$(0.08)	$(0.06)	$(0.14)
Distributions from return of capital	0.00	0.00	0.00	0.00 **	0.00
Total distributions	$(0.10)	$(0.10)	$(0.08)	$(0.06)	$(0.14)

NET ASSET VALUE, END OF PERIOD	$5.72	$5.25	$5.03	$3.71	$2.57

Total Return (excludes any applicable sales charge)	10.96%	6.65%	38.17%	47.12%	(37.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$39,346	$44,404	$42,940	$19,839	$9,069
Ratio of expenses to average net assets after waivers(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers	1.10%	1.06%	1.00%	1.08%	1.09%
Ratio of net investment income to average net assets(3)	1.75%	2.07%	1.86%	1.68%	2.59%
Portfolio turnover rate	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Short Term Government Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Two Months	Period
	Ended	Ended	Ended	Ended	Ended	1/21/20*
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.23	$8.43	$8.98	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.00 **	$0.07	$0.19	$0.02	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.30	(0.18)	(0.47)	(0.14)	0.02	0.02
Total from investment operations	$0.60	$(0.18)	$(0.40)	$0.05	$0.04	$0.11

Less Distributions:
Dividends from net investment income	$(0.31)	$(0.02)	$(0.15)	$(0.29)	$(0.03)	$(0.16)
Total distributions	$(0.31)	$(0.02)	$(0.15)	$(0.29)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.52	$8.23	$8.43	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge)#	7.49%	(2.08%)	(4.51%)	0.50%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$275	$308	$703	$724	$15	$15
Ratio of expenses to average net assets after waivers^(3)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers^	1.19%	1.33%	1.18%	1.17%	1.33%	1.28%
Ratio of net investment income to average net assets^(3)	3.65%	(0.10%)	0.84%	2.14%	1.53%	2.68%
Portfolio turnover rate#	57.27%	60.63%	51.52%	140.79%	16.03%	65.85%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

*	Commencement of operations.

**	Amount is less than ($0.005)

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Short Term Government Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Two Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.24	$8.44	$8.98	$9.22	9.21	$9.30

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.32	$0.01	$0.09	$0.22	$0.03	$0.36
Net realized and unrealized gain (loss) on investments(2)	0.30	(0.18)	(0.46)	(0.15)	0.01	(0.05)
Total from investment operations	$0.62	$(0.17)	$(0.37)	$0.07	$0.04	$0.31

Less Distributions:
Dividends from net investment income	$(0.33)	$(0.03)	$(0.17)	$(0.31)	$(0.03)	$(0.40)
Total distributions	$(0.33)	$(0.03)	$(0.17)	$(0.31)	$(0.03)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$8.53	$8.24	$8.44	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge)#	7.75%	(1.97%)	(4.18%)	0.75%	0.46%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$16,575	$14,704	$19,609	$31,576	$34,741	$21,038
Ratio of expenses to average net assets after waivers^(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers^	0.94%	1.08%	0.93%	0.93%	1.08%	1.21%
Ratio of net investment income to average net assets^(3)	3.90%	0.15%	1.09%	2.38%	1.78%	3.88%
Portfolio turnover rate#	57.27%	60.63%	51.52%	140.79%	16.03%	65.85%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of July 31, 2024, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of The Integrity Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and Viking Mutual Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2024, the aggregate remuneration paid by the Trust to the Independent Trustees was $65,220. In addition, for the fiscal year ended July 31, 2024, Brent M. Wheeler was paid by the Trust an aggregate amount of $84,240 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

October 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

October 10, 2024

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

October 10, 2024